                                                   Filed Pursuant to Rule 497(c)
                                                       Registration No. 33-49098


                                  [BB&T LOGO]

                                   PROSPECTUS

                               MONEY MARKET FUNDS

                            Prime Money Market Fund
                        U.S. Treasury Money Market Fund

                                 CLASS A SHARES
                                 CLASS B SHARES
                                 CLASS C SHARES
                              INSTITUTIONAL SHARES
                            (FORMERLY TRUST SHARES)


                                FEBRUARY 1, 2004


                                   QUESTIONS?

                              Call 1-800-228-1872
                       or your investment representative

The Securities and Exchange Commission has not approved the shares described in this prospectus or determined whether this prospectus is accurate or complete. Anyone who tells you otherwise is committing a crime.

         BB&T FUNDS                                   TABLE OF CONTENTS


                                                      RISK/RETURN SUMMARY AND FUND EXPENSES

                                            [ICON]
Carefully review this important                           3  Overview
section, which summarizes each                            5  Prime Money Market Fund
Fund's investments, risks, past                           9  U.S. Treasury Money Market Fund
performance, and fees.

                                                      ADDITIONAL INVESTMENT STRATEGIES AND RISKS

                                            [ICON]
Review this section for                                  12  Money Market Funds
information on investment                                12  Investment Practices
strategies and their risks.                              15  Investment Risks

                                                      FUND MANAGEMENT

                                            [ICON]
Review this section for details on                       17  The Investment Adviser
the people and organizations who                         17  The Investment Sub-Adviser
oversee the Funds.                                       17  The Distributor and Administrator

                                                      SHAREHOLDER INFORMATION

                                            [ICON]
Review this section for details on                       18  Choosing a Share Class
how shares are valued, how to                            19  Pricing of Fund Shares
purchase, sell and exchange                              20  Purchasing and Adding to Your Shares
shares, related charges and                              23  Selling Your Shares
payments of dividends and                                25  General Policies on Selling Shares
distributions.                                           27  Distribution Arrangements/Sales Charges
                                                         28  Distribution and Service (12b-1) Fees
                                                         29  Exchanging Your Shares
                                                         30  Dividends, Distributions and Taxes

                                                      OTHER INFORMATION ABOUT THE FUNDS

                                            [ICON]
                                                         31  Financial Highlights

                                                      BACK COVER

                                            [ICON]
                                                             Where to learn more about this Fund

 [ICON]

 RISK/RETURN SUMMARY AND FUND EXPENSES                  OVERVIEW


    THE FUNDS                             BB&T Funds is a mutual fund family that offers different
                                          classes of shares in separate investment portfolios
                                          ("Funds"). The Funds have individual investment goals and
                                          strategies. This prospectus gives you important information about the Class A Shares, the Class B Shares, the Class C
                                          Shares, and the Institutional Shares of the Money Market
                                          Funds that you should know before investing. Please read
                                          this prospectus and keep it for future reference.
                                          Each of the Funds in this prospectus is a mutual fund. A
                                          mutual fund pools shareholders' money and, using
                                          professional investment managers, invests it in securities like stocks and bonds. Before you look at specific Funds,
                                          you should know a few general basics about investing in
                                          mutual funds.
                                          The value of your investment in a Fund is based on the
                                          market prices of the securities the Fund holds. These prices change daily due to economic and other events that affect
                                          securities markets generally, as well as those that affect particular companies or government units. These price
                                          movements, sometimes called volatility, will vary depending on the types of securities a Fund owns and the markets where these securities trade.
                                          LIKE OTHER INVESTMENTS, YOU COULD LOSE MONEY ON YOUR
                                          INVESTMENT IN A FUND. YOUR INVESTMENT IN A FUND IS NOT A
                                          DEPOSIT OR AN OBLIGATION OF BRANCH BANKING AND TRUST
                                          COMPANY, BB&T CORPORATION, THEIR AFFILIATES, OR ANY BANK. IT
                                          IS NOT INSURED BY THE FDIC OR ANY GOVERNMENT AGENCY.
                                          Each Fund has its own investment goal and strategies for
                                          reaching that goal. However, it cannot be guaranteed that a
                                          Fund will achieve its goal. Before investing, make sure that the Fund's goal matches your own.
                                          The portfolio manager invests each Fund's assets in a way
                                          that the manager believes will help the Fund achieve its
                                          goal. A manager's judgments about the stock markets, economy and companies, or selecting investments may cause a Fund to underperform other funds with similar objectives.

   RISK/RETURN SUMMARY AND FUND EXPENSES                         OVERVIEW


                          MONEY MARKET FUNDS

                                          These Funds seek current income with liquidity and stability of principal by investing primarily in short-term debt
                                          securities. The Funds seek to maintain a stable price of
                                          $1.00 per share.
    WHO MAY WANT TO INVEST                Consider investing in these Funds if you are:
                                            - seeking preservation of capital
                                            - investing short-term reserves
                                            - willing to accept lower potential returns in exchange
                                              for a higher degree of safety
                                          These Funds may not be appropriate if you are:
                                            - seeking high total return
                                            - pursuing a long-term goal or investing for retirement

   RISK/RETURN SUMMARY AND FUND EXPENSES          PRIME MONEY MARKET FUND


                          RISK/RETURN SUMMARY


    INVESTMENT OBJECTIVE                  The Fund seeks to provide as high a level of current
                                          interest income as is consistent with maintaining liquidity and stability of principal.

    PRINCIPAL INVESTMENT STRATEGIES       To pursue this goal, the Fund invests only in U.S.
                                          dollar-denominated, "high-quality" short-term debt
                                          securities, including the following:
                                            - Obligations issued or supported by the credit of U.S. or foreign banks or savings institutions with total assets in excess of $1 billion (including obligations of foreign
                                              branches of such banks);
                                            - "High quality" commercial paper and other obligations
                                              issued or guaranteed by U.S. and foreign corporations and
                                              other issuers, including corporate debt securities that
                                              the issuer or a third party, such as a dealer or bank,
                                              must repay on demand;
                                            - Asset-backed securities;
                                            - Securities issued or guaranteed as to principal and
                                              interest by the U.S. Government or by its agencies or
                                              instrumentalities and related custodial receipts;
                                            - Securities issued or guaranteed by foreign governments
                                              or their political subdivisions, agencies or
                                              instrumentalities;
                                            - Guaranteed investment contracts issued by highly-rated
                                              U.S. insurance companies;
                                            - Securities issued or guaranteed by state or local
                                              government bodies; and
                                            - Repurchase agreements relating to the above instruments.
                                          "High-quality" debt securities are those obligations which, at the time of purchase, (i) possess one of the two highest short-term ratings from at least two NRSROs (for example,
                                          commercial paper rated "A-1" or "A-2" by Standard & Poor's
                                          Corporation and "P-1" or "P-2" by Moody's Investors Service,
                                          Inc.); or (ii) are single rated and have received one of the two highest short-term ratings by an NRSRO; or (iii) if
                                          unrated, are determined by the Sub-Adviser to be of
                                          comparable quality.
                                          When selecting securities for the Fund's portfolio, the
                                          manager first considers safety of principal and the quality of an investment. The manager then focuses on generating a high-level of income. The manager generally evaluates
                                          investments based on interest rate sensitivity selecting
                                          those securities whose maturities fit the Fund's interest
                                          rate sensitivity target and which the manager believes to be the best relative values.
                                          The Fund will maintain an average weighted portfolio
                                          maturity of 90 days or less and will limit the maturity of each security in its portfolio to 397 days or less.
                                          For a more complete description of the securities in which the Fund may invest, please see Additional Investment
                                          Strategies and Risks on page 12 or consult the Statement of
                                          Additional Information ("SAI").

    PRINCIPAL INVESTMENT RISKS            Your investment in the Fund may be subject to the following principal risks:
                                          INTEREST RATE RISK: The possibility that the value of the
                                          Fund's investments will decline due to an increase in
                                          interest rates or that the Fund's yield will decrease due to a decrease in interest rates. Interest rate risk is
                                          generally high for longer-term debt securities and low for shorter-term debt securities.
                                          CREDIT RISK: The possibility that an issuer cannot make
                                          timely interest and principal payments on its debt
                                          securities such as bonds. The lower a security's rating, the greater its credit risk.

   RISK/RETURN SUMMARY AND FUND EXPENSES          PRIME MONEY MARKET FUND


   RISK/RETURN SUMMARY
   CONTINUED


                                          PREPAYMENT/CALL RISK: If a significant number of the
                                          mortgages underlying a mortgage-backed bond are refinanced, the bond may be "prepaid." Call risk is the possibility
                                          that, during periods of declining interest rates, a bond
                                          issuer will "call" -- or repay -- higher-yielding bonds
                                          before their stated maturity date. In both cases, investors receive their principal back and are typically forced to
                                          reinvest it in bonds that pay lower interest rates. Rapid
                                          changes in prepayment and call rates can cause bond prices and yields to be volatile.

                                          FOREIGN INVESTMENT RISK: Foreign securities involve risks
                                          not typically associated with investing in U.S. securities.
                                          Foreign securities may be adversely affected by myriad
                                          factors, including currency fluctuations and social,
                                          economic or political instability.

                                          For more information about these risks, please see
                                          Additional Investment Strategies and Risks on page 12.

                                          AN INVESTMENT IN THE FUND IS NOT A DEPOSIT OR AN OBLIGATION
                                          OF BRANCH BANKING AND TRUST COMPANY, BB&T CORPORATION, THEIR
                                          AFFILIATES, OR ANY BANK, AND IT IS NOT INSURED OR GUARANTEED
                                          BY THE FEDERAL DEPOSIT INSURANCE CORPORATION OR ANY OTHER
                                          GOVERNMENT AGENCY. ALTHOUGH THE FUND SEEKS TO PRESERVE THE
                                          VALUE OF YOUR INVESTMENT AT $1 PER SHARE, IT IS POSSIBLE TO
                                          LOSE MONEY BY INVESTING IN THE FUND.

   RISK/RETURN SUMMARY AND FUND EXPENSES          PRIME MONEY MARKET FUND


The chart and table on this page show how the Prime Money Market Fund has performed and how its performance has varied from year to year. The bar chart gives some indication of risk by showing changes in the Fund's yearly performance to demonstrate that the Fund's value varied at different times. The table below it shows the Fund's performance over time. Of course, past performance does not indicate how the Fund will perform in the future.

The returns for Class A Shares, Class B Shares and Class C Shares will differ from the Institutional Share returns shown in the bar chart because of differences in expenses of each class. The table assumes that Class B and Class C shareholders redeem all of their fund shares at the end of the period indicated.

            PERFORMANCE BAR CHART AND TABLE
            YEAR-BY-YEAR TOTAL RETURNS AS OF 12/31 FOR INSTITUTIONAL SHARES(1) [BAR CHART]

1998                                                                             5.14
99                                                                               4.75
2000                                                                             6.00
01                                                                               3.80
02                                                                               1.38
03                                                                               0.72

The performance information shown above is based on a calendar year.


 Best quarter:            1.56%    12/31/00
 Worst quarter:           0.15%     9/30/03


                                                    AVERAGE ANNUAL TOTAL RETURNS

                                                    (for the periods ended
                                                    December 31, 2003)(1)



                                                                                  SINCE INCEPTION
                                                      1 YEAR     5 YEARS(2,3)     (10/1/97)(2,3)
 CLASS A SHARES                                        0.36%         2.94%          3.33%
 CLASS B SHARES (with applicable Contingent
 Deferred Sales Charge)                               -3.92%         2.19%          2.82%
 CLASS C SHARES (with applicable Contingent
 Deferred Sales Charge)                                0.08%         2.78%          3.20%
 INSTITUTIONAL SHARES                                  0.72%         3.31%          3.68%


(1) Both charts assume reinvestment of dividends and distributions.
(2) Class B Shares were not in existence prior to September 2, 1998. Performance for periods prior to September 2, 1998, is based on Class A Share performance and has been adjusted for the maximum contingent deferred sales charge applicable to Class B Shares, but does not reflect the Class B Shares' Rule 12b-1 fees and expenses. With those adjustments, performance would be lower than that shown.
(3) Class C Shares were not in existence prior to January 30, 2002. Performance for periods prior to January 30, 2002 is based on Class A Share performance and has been adjusted for the maximum contingent deferred sales charge applicable to Class C Shares, but does not reflect the Class C Shares' Rule 12b-1 fees and expenses. With those adjustments, performance would be lower than that shown.


As of December 31, 2002, the Fund's 7-day yield for Class A Shares, Class B Shares, Class C Shares and Institutional Shares was 0.30%, 0.05%, 0.05%, and 0.60%, respectively. Without fee waivers and expense reimbursements, the Fund's yield would have been 0.00%, -0.49%, -0.49%, and 0.50%, respectively, for this time period. For current yield information on the Fund, call 1-800-228-1872. The Fund's yield appears in The Wall Street Journal each Thursday.

   RISK/RETURN SUMMARY AND FUND EXPENSES          PRIME MONEY MARKET FUND


As an investor in the Prime Money Market Fund, you will pay the following fees and expenses when you buy and hold shares. Shareholder transaction fees are paid from your account. Annual Fund operating expenses are paid out of Fund assets, and are reflected in the share price.
---------------------------------------------
CONTINGENT DEFERRED SALES CHARGE
Some Fund share classes impose a back end sales charge (load) if you sell your shares before a certain period of time has elapsed. This is called a Contingent Deferred Sales Charge.

---------------------------------------------

                               FEES AND EXPENSES


                                                     SHAREHOLDER TRANSACTION EXPENSES (FEES    CLASS A   CLASS B   CLASS C
                                                     PAID BY YOU DIRECTLY)(1)                  SHARES    SHARES    SHARES

                                                     Maximum Sales Charge (load) on Purchases    None      None      None
                                                     ---------------------------------------------------------------------

                                                     Maximum Deferred Sales Charge (load)        None     5.00%(2)  1.00%(3)
                                                     ---------------------------------------------------------------------

                                                     Redemption Fee(4)                             0%        0%        0%
                                                     ANNUAL FUND OPERATING EXPENSES (FEES      CLASS A   CLASS B   CLASS C
                                                     PAID FROM FUND ASSETS)                    SHARES    SHARES    SHARES

                                                     Management Fee(5)                          0.40%     0.40%     0.40%
                                                     ---------------------------------------------------------------------

                                                     Distribution and Service (12b-1) Fee(5)    0.50%     1.00%     1.00%
                                                     ---------------------------------------------------------------------

                                                     Other Expenses(5)                          0.29%     0.29%     0.29%
                                                     ---------------------------------------------------------------------

                                                     Total Fund Operating Expenses(5)           1.19%     1.69%     1.69%
                                                     ---------------------------------------------------------------------

                                                       Fee Waiver or Expense Reimbursement(5)  -0.10%    -0.10%    -0.10%
                                                     ---------------------------------------------------------------------

                                                     Net Fund Operating Expenses(5)             1.09%     1.59%     1.59%

                                                     SHAREHOLDER TRANSACTION EXPENSES (FEES    INSTITUTIONAL
                                                     PAID BY YOU DIRECTLY)(1)                     SHARES
                                                     Maximum Sales Charge (load) on Purchases       None
                                                     ---------------------------------------------------------------------
                                                     Maximum Deferred Sales Charge (load)           None
                                                     ---------------------------------------------------------------------
                                                     Redemption Fee(4)                                0%
                                                     ANNUAL FUND OPERATING EXPENSES (FEES      INSTITUTIONAL
                                                     PAID FROM FUND ASSETS)                       SHARES
                                                     Management Fee(5)                             0.40%
                                                     ---------------------------------------------------------------------
                                                     Distribution and Service (12b-1) Fee(5)       0.00%
                                                     ---------------------------------------------------------------------
                                                     Other Expenses(5)                             0.29%
                                                     ---------------------------------------------------------------------
                                                     Total Fund Operating Expenses(5)              0.69%
                                                     ---------------------------------------------------------------------
                                                       Fee Waiver or Expense Reimbursement(5)     -0.10%
                                                     ---------------------------------------------------------------------
                                                     Net Fund Operating Expenses(5)                0.59%


(1) Participating banks or other financial institutions may charge their customers account fees for automatic investment, exchanges and other cash management services provided in connection with investment in the Funds.

(2) A CDSC on Class B Shares declines over six years starting with year one and ending on the sixth anniversary from: 5%, 4%, 3%, 3%, 2%, 1%.

(3) The CDSC on Class C Shares is applicable only to redemptions within one year of purchase.

(4) A wire transfer fee of $7.00 may be deducted from the amount of your redemption if you request a wire transfer. This fee is currently being waived.


(5) The Fund's Adviser has contractually agreed to limit the management fees paid by the Fund to 0.30% for the period from February 1, 2004 through January 31, 2005. Additionally, the Fund's Distributor has voluntarily agreed to limit the distribution and service (12b-1) fees for Class A shares of the Fund to 0.25% for the same period. For the current fiscal year, total actual operating expenses are expected to be less than the amount shown above because of voluntary additional fee waivers or expense reimbursements. With these fee waivers or reimbursements, the Fund's total actual operating expenses for each class are expected to be: Class A Shares, 0.82%, Class B Shares, 1.57%, Class C Shares, 1.57%, Institutional Shares, 0.57%. These voluntary fee waivers or expense reimbursement arrangements may be discontinued at any time.


Use the table at right to compare fees and expenses with those of other funds. It illustrates the amount of fees and expenses you would pay, assuming the following:
  - $10,000 investment
  - 5% annual return
  - redemption at the end of each period
  - no changes in the Fund's operating expenses
Because this example is hypothetical and for comparison only, your actual costs will be different.

                                EXPENSE EXAMPLE


                                   1       3       5        10
 PRIME MONEY MARKET FUND          YEAR   YEARS   YEARS    YEARS
 CLASS A SHARES                   $111   $368    $  645   $1,434
 ---------------------------------------------------------------
 CLASS B SHARES
 Assuming Redemption              $562   $823    $1,008   $1,857
 Assuming No Redemption           $162   $523    $  908   $1,857
 ---------------------------------------------------------------
 CLASS C SHARES
 Assuming Redemption              $162   $523    $  908   $1,989
 Assuming No Redemption           $162   $523    $  908   $1,989
 ---------------------------------------------------------------
 INSTITUTIONAL SHARES             $60    $211    $  374   $  849

   RISK/RETURN SUMMARY AND FUND EXPENSES  U.S. TREASURY MONEY MARKET FUND


                          RISK/RETURN SUMMARY

    INVESTMENT OBJECTIVE                  The Fund seeks current income with liquidity and stability of principal by investing exclusively in short-term United
                                          States dollar-denominated obligations issued or guaranteed by the U.S. Treasury, some of which may be subject to
                                          repurchase agreements.

    PRINCIPAL INVESTMENT STRATEGIES       To pursue this goal, the Fund invests exclusively in
                                          short-term U.S. dollar-denominated obligations issued by the
                                          U.S. Treasury ("U.S. Treasury Securities"), and repurchase agreements collateralized by U.S. Treasury Securities.
                                          Obligations purchased by the Fund are limited to U.S.
                                          dollar-denominated obligations which the Board of Trustees has determined present minimal credit risks.
                                          In managing the Fund, the portfolio manager focuses on
                                          generating a high-level of income. The manager generally
                                          evaluates investments based on interest rate sensitivity
                                          selecting those securities whose maturities fit the Fund's interest rate sensitivity target and which the manager
                                          believes to be the best relative values. Generally, the
                                          portfolio manager buys and holds securities until their
                                          maturity.
                                          The Fund will maintain an average weighted portfolio
                                          maturity of 90 days or less and will limit the maturity of each security in its portfolio to 397 days or less.
                                          For a more complete description of the securities in which the Fund may invest, please see Additional Investment
                                          Strategies and Risks on page 12 or consult the SAI.

    PRINCIPAL INVESTMENT RISKS            Your investment in the Fund may be subject to the following principal risk:
                                          INTEREST RATE RISK: The possibility that the Fund's yield
                                          will decrease due to a decrease in interest rates or that
                                          the value of the Fund's investments will decline due to an increase in interest rates. Interest rate risk is generally high for longer-term debt securities and low for
                                          shorter-term debt securities.
                                          For more information about this risk, please see Additional
                                          Investment Strategies and Risks on page 12.
                                          AN INVESTMENT IN THE FUND IS NOT A DEPOSIT OR AN OBLIGATION
                                          OF BRANCH BANKING AND TRUST COMPANY, BB&T CORPORATION, THEIR
                                          AFFILIATES, OR ANY BANK, AND IT IS NOT INSURED OR GUARANTEED
                                          BY THE FEDERAL DEPOSIT INSURANCE CORPORATION OR ANY OTHER
                                          GOVERNMENT AGENCY. ALTHOUGH THE FUND SEEKS TO PRESERVE THE
                                          VALUE OF YOUR INVESTMENT AT $1 PER SHARE, IT IS POSSIBLE TO
                                          LOSE MONEY BY INVESTING IN THE FUND.

   RISK/RETURN SUMMARY AND FUND EXPENSES  U.S. TREASURY MONEY MARKET FUND


The chart and table on this page show how the U.S. Treasury Money Market Fund has performed and how its performance has varied from year to year. The bar chart gives some indication of risk by showing changes in the Fund's yearly performance to demonstrate that the Fund's value varied at different times. The table below it shows the Fund's performance over time. Of course, past performance does not indicate how the Fund will perform in the future.

The returns for Class A Shares, Class B Shares and Class C Shares will differ from the Institutional Share returns shown in the bar chart because of differences in expenses of each class. The table assumes that Class B and Class C shareholders redeem all of their fund shares at the end of the period indicated.

            PERFORMANCE BAR CHART AND TABLE
            YEAR-BY-YEAR TOTAL RETURNS AS OF 12/31 FOR INSTITUTIONAL SHARES(1) [BAR CHART]

1994                                                                             3.49
95                                                                               5.20
96                                                                               4.65
97                                                                               4.79
98                                                                               4.85
99                                                                               4.41
2000                                                                             5.66
01                                                                               3.54
02                                                                               1.19
03                                                                               0.52

The performance information shown above is based on a calendar year.


 Best quarter:            1.48%    12/31/00
 Worst quarter:           0.10%     9/30/03


                                                    AVERAGE ANNUAL TOTAL RETURNS
                                                    (for the periods ended

                                                    December 31, 2003)(1)



                                                                                               SINCE INCEPTION
                                                      1 YEAR     5 YEARS(3)    10 YEARS(2,3)    10/5/92(2,3)
 CLASS A SHARES                                        0.20%        2.69%          3.52%         3.41%
 CLASS B SHARES (with applicable Contingent
 Deferred Sales Charge)                               -3.90%        1.97%          2.99%         2.95%
 CLASS C SHARES (with applicable Contingent
 Deferred Sales Charge)                                0.11%        2.58%          3.46%         3.36%
 INSTITUTIONAL SHARES                                  0.52%        3.05%          3.82%         3.70%


(1) Both charts assume reinvestment of dividends and distributions.
(2) Class B Shares were not in existence prior to January 1, 1996. Performance for periods prior to January 1, 1996 is based on Class A Share performance and has been adjusted for the maximum contingent deferred sales charge applicable to Class B Shares, but does not reflect the Class B Shares' Rule 12b-1 fees and expenses. With those adjustments, performance would be lower than that shown.
(3) Class C Shares were not in existence prior to January 30, 2002. Performance for periods prior to January 30, 2002 is based on Class A Share performance and has been adjusted for the maximum contingent deferred sales charge applicable to Class C Shares, but does not reflect the Class C Shares' Rule 12b-1 fees and expenses. With those adjustments, performance would be lower than that shown.


As of December 31, 2003, the Fund's 7-day yield for Class A Shares, Class B Shares, Class C Shares, and Institutional Shares was 0.16%, 0.05%, 0.05%, and 0.38%, respectively. Without fee waivers and expense reimbursements, the Fund's yield would have been -0.24%, -0.70%, -0.70%, and 0.28%, respectively for this time period. For current yield information on the Fund, call 1-800-228-1872. The Fund's yield appears in The Wall Street Journal each Thursday.

   RISK/RETURN SUMMARY AND FUND EXPENSES  U.S. TREASURY MONEY MARKET FUND


As an investor in the U.S. Treasury Money Market Fund, you will pay the following fees and expenses when you buy and hold shares. Shareholder transaction fees are paid from your account. Annual Fund operating expenses are paid out of Fund assets, and are reflected in the share price.
---------------------------------------------

CONTINGENT DEFERRED SALES CHARGE

Some Fund share classes impose a back end sales charge (load) if you sell your shares before a certain period of time has elapsed. This is called a Contingent Deferred Sales Charge.
--------------------------------------------------------------------------------

                               FEES AND EXPENSES


 SHAREHOLDER TRANSACTION EXPENSES       CLASS A   CLASS B   CLASS C   INSTITUTIONAL
 (FEES PAID BY YOU DIRECTLY)(1)         SHARES    SHARES    SHARES       SHARES

 Maximum Sales Charge (load)
 on Purchases                             None      None      None         None
 ----------------------------------------------------------------------------------
 Maximum Deferred Sales Charge (load)     None    5.00%(2)  1.00%(3)       None
 ----------------------------------------------------------------------------------
 Redemption Fee(4)                          0%        0%        0%           0%
 ANNUAL FUND OPERATING EXPENSES         CLASS A   CLASS B   CLASS C   INSTITUTIONAL
 (FEES PAID FROM FUND ASSETS)           SHARES    SHARES    SHARES       SHARES

 Management Fee(5)                       0.40%     0.40%     0.40%        0.40%
 ----------------------------------------------------------------------------------
 Distribution and Service (12b-1)
 Fee(5)                                  0.50%     1.00%     1.00%        0.00%
 ----------------------------------------------------------------------------------
 Other Expenses(5)                       0.30%     0.30%     0.30%        0.30%
 ----------------------------------------------------------------------------------
 Total Fund Operating Expenses(5)        1.20%     1.70%     1.70%        0.70%
 ----------------------------------------------------------------------------------
   Fee Waivers or Expense
   Reimbursements(5)                    -0.12%    -0.12%    -0.12%       -0.12%
 ----------------------------------------------------------------------------------
 Net Fund Operating Expenses(5)          1.08%     1.58%     1.58%        0.58%


(1) Participating banks or other financial institutions may charge their customers account fees for automatic investment, exchanges and other cash management services provided in connection with investment in the Funds.

(2) A CDSC on Class B Shares declines over six years starting with year one and ending on the sixth anniversary in year seven from: 5%, 4%, 3%, 3%, 2%, 1%.

(3) The CDSC on Class C Shares is applicable only to redemptions within one year of purchase.

(4) A wire transfer fee of $7.00 may be deducted from the amount of your redemption if you request a wire transfer. This fee is currently being waived.


(5) The Fund's Adviser has contractually agreed to limit the management fees paid by the Fund to 0.28% for the period from February 1, 2004 through January 31, 2005. Additionally, the Fund's Distributor has voluntarily agreed to limit the distribution and service (12b-1) fees for Class A shares of the Fund to 0.25% for the same period. For the current fiscal year, total actual operating expenses are expected to be less than the amount shown above because of voluntary additional fee waivers or expense reimbursements. With these fee waivers or reimbursements, the Fund's total actual operating expenses for each class are expected to be: Class A Shares, 0.81%, Class B Shares, 1.56%, Class C Shares, 1.56%, Institutional Shares, 0.56%. These voluntary fee waivers or expense reimbursement arrangements may be discontinued at any time.


Use the table at right to compare fees and expenses with those of other funds. It illustrates the amount of fees and expenses you would pay, assuming the following:
  - $10,000 investment
  - 5% annual return
  - redemption at the end of each period
  - no changes in the fund's operating expenses
Because this example is hypothetical and for comparison only, your actual costs will be different.

                                EXPENSE EXAMPLE


    U.S. TREASURY MONEY      1       3       5        10
        MARKET FUND         YEAR   YEARS   YEARS    YEARS
 CLASS A SHARES             $110   $369    $  648   $1,444
 ---------------------------------------------------------
 CLASS B SHARES
 Assuming Redemption        $561   $824    $1,012   $1,866
 Assuming No Redemption     $161   $524    $  912   $1,866
 ---------------------------------------------------------
 CLASS C SHARES
 Assuming Redemption        $161   $524    $  912   $1,999
 Assuming No Redemption     $161   $524    $  912   $1,999
 ---------------------------------------------------------
 INSTITUTIONAL SHARES       $ 59   $212    $  378   $  859

 [ICON]

 ADDITIONAL INVESTMENT STRATEGIES AND RISKS



   MONEY MARKET FUNDS
   PRIME MONEY MARKET FUND -- The Fund will not make investments that will result in the concentration of its investments in the securities of issuers primarily engaged in the same industry. Government securities, municipal securities and bank instruments will not be deemed to constitute an industry. Bank instruments include bank accounts, time deposits, certificates of deposit, and banker's acceptances. As a matter of non-fundamental policy, instruments of foreign banks will not be considered bank instruments for purposes of the above-described exclusion from the above industry concentration limit.

   The Fund may invest in debt obligations of foreign corporations and banks including Eurodollar Time Deposits and Yankee Certificates of Deposit.

   The Fund may purchase securities subject to credit enhancement. Credit enhancement consists of an arrangement in which a company agrees to pay amounts due on a fixed income security if the issuer defaults. In some cases, the company providing credit enhancement makes all payments directly to the security holders and receives reimbursement from the issuer. Normally, the credit enhancer has greater financial resources and liquidity than the issuer. For this reason, the Sub-Adviser usually evaluates the credit risk of a fixed income security based solely upon its credit enhancement.

   The Fund will only purchase securities that present minimal credit risk as determined by the Adviser pursuant to guidelines approved by the Board of Trustees of BB&T Funds. Securities purchased by the Fund (or the issuers of such securities) will be Eligible Securities. Applicable Eligible Securities are:

      - Securities that have short-term debt ratings at the time of purchase (or which are guaranteed or in some cases otherwise supported by guarantees or other credit supports with such ratings) in the two highest ratings categories by at least two unaffiliated NRSROs (or one NRSRO if the security or guarantee was rated by only one NRSRO);

      - securities that are issued or guaranteed by a person with such ratings;

      - securities without such short-term ratings that have been determined to be of comparable quality by the Adviser pursuant to guidelines approved by the Board of Trustees; or

      - shares of other open-end investment companies that invest in the type of obligations in which the Fund may invest.

   INVESTMENT PRACTICES

   The Funds invest in a variety of securities and employ a number of investment techniques. Each security and technique involves certain risks. The following table describes the securities and techniques the Funds use, as well as the main risks they pose. Fixed income securities are primarily influenced by market, credit and prepayment risks, although certain securities may be subject to additional risks. Following the table is a more complete discussion of risk. You may also consult the SAI for additional details regarding these and other permissible investments.

                             FUND NAME                                FUND CODE
                             ---------                                ---------
    PRIME MONEY MARKET FUND                                               1
    U.S. TREASURY MONEY MARKET FUND                                       2

                             INSTRUMENT                               FUND CODE        RISK TYPE
                             ----------                               ---------        ---------
    ASSET-BACKED SECURITIES: Securities secured by company                1            Pre-payment
    receivables, home equity loans, truck and auto loans,                              Market
    leases, credit card receivables and other securities backed                        Credit
    by other types of receivables or other assets.                                     Interest Rate
                                                                                       Regulatory
                                                                                       Liquidity
                                                                                       Estimated Maturity

   ADDITIONAL INVESTMENT STRATEGIES AND RISKS





                             INSTRUMENT                             FUND CODE     RISK TYPE
                             ----------                             ---------     ---------
    BANK INSTRUMENTS: Unsecured interest bearing deposits with          1         Credit
    banks. Bank instruments include bank accounts, time                           Liquidity
    deposits, certificates of deposit and banker's acceptances.                   Market
    Yankee instruments are denominated in U.S. dollars and                        Interest Rate
    issued by U.S. branches of foreign banks. Eurodollar
    instruments are denominated in U.S. dollars and issued by
    non-U.S. branches of U.S. branches of U.S. or foreign banks.
    For purposes of the Prime Money Market Fund's concentration limitation, bank instruments also include fixed income
    securities credit enhanced by a bank.
    BANKERS' ACCEPTANCES: Bills of exchange or time drafts drawn        1         Credit
    on and accepted by a commercial bank. Maturities are                          Liquidity
    generally six months or less.                                                 Market
                                                                                  Interest Rate
    BONDS: Interest-bearing or discounted government or                 1         Market
    corporate securities that obligate the issuer to pay the                      Credit
    bondholder a specified sum of money, usually at specific                      Interest Rate
    intervals, and to repay the principal amount of the loan at maturity.
    CERTIFICATES OF DEPOSIT: Negotiable instruments with a              1         Market
    stated maturity.                                                              Credit
                                                                                  Liquidity
                                                                                  Interest Rate
    COMMERCIAL PAPER: Secured and unsecured short-term                  1         Credit
    promissory notes issued by corporations and other entities.                   Liquidity
    Maturities generally vary from a few days to nine months.                     Market
                                                                                  Interest Rate
    FOREIGN SECURITIES: Stocks issued by foreign companies, as          1         Market
    well as commercial paper of foreign issuers and obligations                   Political
    of foreign banks, overseas branches of U.S. banks and                         Liquidity
    supranational entities.                                                       Foreign Investment
    INVESTMENT COMPANY SECURITIES: Shares of investment               1, 2        Market
    companies. Each Fund may invest up to 5% of its total assets in the shares of any one registered investment company, but may not own more than 3% of the securities of any one
    registered investment company or invest more than 10% of its total assets in the securities of other registered
    investment companies. These registered investment companies may include money market funds of BB&T Funds and shares of other registered investment companies for which the Adviser to a Fund or any of their affiliates serves as investment
    adviser, administrator or distributor. The Prime Money
    Market Fund may only invest in shares of other investment
    companies with similar objectives.
    MORTGAGE-BACKED SECURITIES: Debt obligations secured by real        1         Pre-payment
    estate loans and pools of loans. These include                                Market
    collateralized mortgage obligations and real estate mortgage                  Credit
    investment conduits.                                                          Regulatory
                                                                                  Estimated Maturity
    MUNICIPAL SECURITIES: Securities issued by a state or               1         Market
    political subdivision to obtain funds for various public                      Credit
    purposes. Municipal securities include industrial                             Political
    development bonds and other private activity bonds, as well                   Tax Regulatory
    as general obligation bonds, revenue bonds, tax anticipation notes, bond anticipation notes, revenue anticipation notes, project notes, other short-term tax-exempt obligations,
    municipal leases, obligations of municipal housing
    authorities (single family revenue bonds), and obligations issued on behalf of sec. 501(c)(3) organizations.
    There are two general types of municipal bonds:
     General-obligations bonds, which are secured by the taxing power of the issuer and revenue bonds, which take many
    shapes and forms but are generally backed by revenue from a specific project or tax. These include, but are not limited, to certificates of participation ("COPs"); utility and sales tax revenues; tax increment or tax allocations; housing and special tax, including assessment district and community
    facilities district issues which are secured by specific
    real estate parcels; hospital revenue; and industrial
    development bonds that are secured by a private company.

   ADDITIONAL INVESTMENT STRATEGIES AND RISKS





                             INSTRUMENT                             FUND CODE     RISK TYPE
                             ----------                             ---------     ---------
    REPURCHASE AGREEMENTS: The purchase of a security and the         1, 2        Market
    simultaneous commitment to return the security to the seller                  Credit
    at an agreed upon price on an agreed upon date. This is
    treated as a loan.
    RESTRICTED SECURITIES: Securities not registered under the          1         Liquidity
    Securities Act of 1933, such as privately placed commercial                   Market
    paper and Rule 144A securities.
    SECURITIES LENDING: The lending of up to 33 1/3% of the           1, 2        Market
    Fund's total assets. In return the Fund will receive cash,                    Leverage
    other securities, and/or letters of credit.                                   Liquidity
                                                                                  Credit
    SHORT-TERM OBLIGATIONS: High quality U.S. dollar-demoninated      1, 2        Market
    debt securities that have remaining maturities of one year                    Credit
    or less. These securities may include U.S. government
    obligations, domestic and foreign commercial paper
    (including variable-amount master demand notes), bankers'
    acceptances, certificates of deposit and demand and time
    deposits of domestic and foreign branches of U.S. banks and foreign banks, and repurchase agreements. These investments are limited to those obligations which, at the time of
    purchase, (i) possess one of the two highest short-term
    ratings from at least two NRSRO (for example, commercial
    paper rated "A-1" or "A-2" by S&P and "P-1" or "P-2" by
    Moody's), or (ii) do not possess a rating (i.e., are
    unrated) but are determined by the Adviser or Sub-Adviser to be of comparable quality.
    STAND-BY COMMITMENTS: The Funds may acquire "stand-by               1         Market
    commitments" with respect to Municipal Securities held in
    its portfolio. The Fund will acquire stand-by commitments
    solely to facilitate portfolio liquidity.
    TIME DEPOSITS: Non-negotiable receipts issued by a bank in        1, 2        Liquidity
    exchange for the deposit of funds.                                            Credit
                                                                                  Market
    U.S. GOVERNMENT AGENCY SECURITIES: Securities issued by             1         Interest Rate
    agencies and instrumentalities of the U.S. government. These                  Credit
    include Ginnie Mae, Fannie Mae, and Freddie Mac.                              U.S. Gov't Agency
    U.S. TREASURY OBLIGATIONS: Bills, notes, bonds, separately        1, 2        Interest Rate
    traded registered interest and principal securities, and
    coupons under bank entry safekeeping.
    VARIABLE AMOUNT MASTER DEMAND NOTES: Unsecured demand notes       1, 2        Credit
    that permit the indebtedness to vary and provide for                          Liquidity
    periodic adjustments in the interest rate according to the                    Interest Rate
    terms of the instrument. Because master demand notes are
    direct lending arrangements between a Fund and the issuer, they are not normally traded. Although there is no secondary market in these notes, the Fund may demand payment of
    principal and accrued interest at specified intervals.
    VARIABLE AND FLOATING RATE INSTRUMENTS: Obligations with            1         Credit
    interest rates which are reset daily, weekly, quarterly or                    Liquidity
    some other period and which may be payable to the Fund on                     Market
    demand.
    WHEN-ISSUED SECURITIES AND FORWARD COMMITMENTS: Purchase or         1         Market
    contract to purchase securities at a fixed price for                          Leverage
    delivery at a future date. Under normal market conditions,                    Liquidity
    when-issued purchases and forward commitments will not                        Credit
    exceed 25% of the value of a Fund's total assets.
    YANKEE BONDS AND SIMILAR DEBT OBLIGATIONS: U.S. dollar              1         Market
    denominated bonds issued by foreign corporations or                           Credit
    governments. Sovereign bonds are those issued by the                          Interest Rate
    government of a foreign country. Supranational bonds are
    those issued by supranational entities, such as the World
    Bank and European Investment Bank. Canadian bonds are those issued by Canadian provinces.
    ZERO-COUPON DEBT OBLIGATIONS: Bonds and other debt that pay       1, 2        Credit
    no interest, but are issued at a discount from their value                    Market
    at maturity. When held to maturity, their entire return                       Interest Rate
    equals the difference between their issue price and their
    maturity value.

   ADDITIONAL INVESTMENT STRATEGIES AND RISKS


   INVESTMENT RISKS

   Below is a more complete discussion of the types of risks inherent in the securities and investment techniques listed above as well as those risks discussed in "Risk/Return Summary and Fund Expenses." Because of these risks, the value of the securities held by the Funds may fluctuate, as will the value of your investment in the Funds. Certain investments and Funds are more susceptible to these risks than others.

   CREDIT RISK. The risk that the issuer of a security, or the counterparty to a contract, will default or otherwise become unable to honor a financial obligation. Credit risk is generally higher for non-investment grade securities. The price of a security can be adversely affected prior to actual default as its credit status deteriorates and the probability of default rises.

   ESTIMATED MATURITY RISK. The risk that an underlying mortgage holder will exercise its right to pay principal on an obligation (such as mortgage-related securities) later than expected. This may happen when there is a rise in interest rates. These events may lengthen the duration (i.e. interest rate sensitivity) and potentially reduce the value of these securities.

   FOREIGN INVESTMENT RISK. The risk associated with higher transaction costs, delayed settlements, currency controls and adverse economic developments. This also includes the risk that fluctuations in the exchange rates between the U.S. dollar and foreign currencies may negatively affect an investment. Adverse changes in exchange rates may erode or reverse any gains produced by foreign currency denominated investments and may widen any losses. Exchange rate volatility also may affect the ability of an issuer to repay U.S. dollar denominated debt, thereby increasing credit risk. Foreign securities may also be affected by incomplete or inaccurate financial information on companies, social upheavals or political actions ranging from tax code changes to governmental collapse. These risks are more significant in emerging markets.

   INVESTMENT RATE RISK. The risk that debt prices overall will decline over short or even long periods due to rising interest rates. A rise in interest rates typically causes a fall in values, while a fall in rates typically causes a rise in values. Interest rate risk should be modest for shorter-term securities, moderate for intermediate-term securities, and high for longer-term securities. Generally, an increase in the average maturity of the Fund will make it more sensitive to interest rate risk. The market prices of securities structured as zero coupon or pay-in-kind securities are generally affected to a greater extent by interest rate changes. These securities tend to be more volatile than securities which pay interest periodically.

   LEVERAGE RISK. The risk associated with securities or practices that multiply small index or market movements into large changes in value. Leverage is often associated with investments in derivatives, but also may be embedded directly in the characteristics of other securities.

       HEDGED. When a derivative (a security whose value is based on another security or index) is used as a hedge against an opposite position that the Portfolio also holds, any loss generated by the derivative should be substantially offset by gains on the hedged investment, and vice versa. Hedges are sometimes subject to imperfect matching between the derivative and underlying security, and there can be no assurance that a Portfolio's hedging transactions will be effective.

       SPECULATIVE. To the extent that a derivative is not used as a hedge, the Portfolio is directly exposed to the risks of that derivative. Gains or losses from speculative positions in a derivative may be substantially greater than the derivatives original cost.

   LIQUIDITY RISK. The risk that certain securities may be difficult or impossible to sell at the time and the price that would normally prevail in the market. The seller may have to lower the price, sell other securities instead or forego an investment opportunity, any of which could have a negative effect on Portfolio management or performance. This includes the risk of missing out on an investment opportunity because the assets necessary to take advantage of it are tied up in less advantageous investments.

   MANAGEMENT RISK. The risk that a strategy used by a Fund's portfolio manager may fail to produce the intended result. This includes the risk that changes in the value of a hedging instrument will not match those of the asset being hedged. Incomplete matching can result in unanticipated risks.

   ADDITIONAL INVESTMENT STRATEGIES AND RISKS


   MARKET RISK. The risk that the market value of a security may move up and down, sometimes rapidly and unpredictably. These fluctuations may cause a security to be worth less than the price originally paid for it, or less than it was worth at an earlier time. Market risk may affect a single issuer, industrial sector of the economy or the market as a whole. There is also the risk that the current interest rate may not accurately reflect existing market rates. For fixed income securities, market risk is largely, but not exclusively, influenced by changes in interest rates. A rise in interest rates typically causes a fall in values, while a fall in rates typically causes a rise in values. Finally, key information about a security or market may be inaccurate or unavailable. This is particularly relevant to investments in foreign securities.

   POLITICAL RISK. The risk of losses attributable to unfavorable governmental or political actions, seizure of foreign deposits, changes in tax or trade statutes, and governmental collapse and war.

   PRE-PAYMENT/CALL RISK. The risk that the principal repayment of a security will occur at an unexpected time. Prepayment risk is the chance that the repayment of a mortgage will occur sooner than expected. Call risk is the possibility that, during times of declining interest rates, a bond issuer will "call" -- or repay -- higher yielding bonds before their stated maturity. Changes in pre-payment rates can result in greater price and yield volatility. Pre-payments and calls generally accelerate when interest rates decline. When mortgage and other obligations are pre-paid or called, a Fund may have to reinvest in securities with a lower yield. In this event, the Fund would experience a decline in income -- and the potential for taxable capital gains. Further, with early prepayment, a Fund may fail to recover any premium paid, resulting in an unexpected capital loss. Prepayment/call risk is generally low for securities with a short-term maturity, moderate for securities with an intermediate-term maturity, and high for securities with a long-term maturity.

   REGULATORY RISK. The risk associated with Federal and state laws which may restrict the remedies that a lender has when a borrower defaults on loans. These laws include restrictions on foreclosures, redemption rights after foreclosure, Federal and state bankruptcy and debtor relief laws, restrictions on "due on sale" clauses, and state usury laws.

   TAX RISK. The risk that the issuer of the securities will fail to comply with certain requirements of the Internal Revenue Code, which would cause adverse tax consequences.


   U.S. GOVERNMENT AGENCY SECURITIES RISK. The risk associated with securities issued by agencies of the U.S. government such as Fannie Mae, Ginnie Mae or Freddie Mac. Although U.S. government securities issued directly by the U.S. government are guaranteed by the U.S. Treasury, other U.S. government securities issued by an agency or instrumentality of the U.S. government may not be. No assurance can be given that the U.S. government would provide financial support to its agencies and instrumentalities if not required to do so by law.

 [ICON]

 FUND MANAGEMENT



   THE INVESTMENT ADVISER

   BB&T Asset Management, Inc. ("BB&T Asset Management" or the "Adviser") is the adviser for the Funds. BB&T Asset Management is a wholly-owned subsidiary of BB&T Corporation ("BB&T"). BB&T is the oldest bank in North Carolina and is the principal bank affiliate of BB&T Corporation, a financial holding company that is a North Carolina corporation, headquartered in Winston-Salem, North Carolina. As of December 31, 2003, BB&T Corporation had assets of approximately $90.5 billion. Through its subsidiaries, BB&T operates over 1,350 banking offices in Alabama, Florida, Georgia, Indiana, Kentucky, Tennessee, Maryland, North Carolina, South Carolina, Virginia, West Virginia and Washington, D.C., providing a broad range of financial services to individuals and businesses.



   In addition to general commercial, mortgage and retail banking services, BB&T also provides trust, investment, insurance and travel services. BB&T has provided investment management services through its Trust and Investment Management Division since 1912. While BB&T Asset Management has not provided investment advisory services to registered investment companies other than the BB&T Funds, it has experience in managing collective investment funds with investment portfolios and objectives comparable to those of the BB&T Funds. BB&T Asset Management employs an experienced staff of professional portfolio managers and traders who use a disciplined investment process that focuses on maximization of risk-adjusted investment returns. BB&T Asset Management and its predecessors have managed common and collective investment funds for its fiduciary accounts for more than 20 years. BB&T Asset Management currently manages assets of more than $14 billion.


   Through its portfolio management team, BB&T Asset Management makes the day-to-day investment decisions and continuously reviews, supervises and administers the Funds' investment programs.

   For these advisory services, the Funds paid as follows during their fiscal year ended:


                                                                          PERCENTAGE OF
                                                                       AVERAGE NET ASSETS
                                                                       FOR THE FISCAL YEAR
                                                                         ENDED 09/30/03
                                                                       -------------------
    Prime Money Market Fund.....................................             0.32%
    U.S. Treasury Money Market Fund.............................             0.31%


   THE INVESTMENT SUB-ADVISER

   PRIME MONEY MARKET FUND. Federated Investment Management Company ("Federated IMC") serves as the Sub-Adviser to the Prime Money Market Fund pursuant to a Sub-Advisory Agreement with BB&T Asset Management. Under the Sub-Advisory Agreement, Federated IMC manages the Fund, selects its investments, and places all orders for purchases and sales of the Fund's securities, subject to the general supervision of the BB&T Funds' Board of Trustees and BB&T Asset Management and in accordance with the Prime Money Market Fund's investment objective, policies and restrictions.

   Federated IMC's address is: Federated Investors Tower, 1001 Liberty Avenue, Pittsburgh, PA 15222-3779.

   Federated IMC and other subsidiaries of Federated Investors, Inc. advise approximately 185 mutual funds and separate accounts, which totaled approximately $198 billion in assets as of December 31, 2003. Federated was established in 1955 and is one of the largest mutual fund investment managers in the United States with approximately 1,600 employees. More than 4,000 investment professionals make Federated Funds available to their customers.


   THE DISTRIBUTOR AND ADMINISTRATOR

   BISYS Fund Services, L.P. (the "Administrator"), 3435 Stelzer Road, Columbus, Ohio 43219-3035, serves as each Fund's administrator. The administrative services of the Administrator include providing office space, equipment and clerical personnel to the Funds and supervising custodial, auditing, valuation, bookkeeping, legal and dividend disbursing services.

   BISYS Fund Services, L.P. (the "Distributor"), also serves as the distributor of each Fund's shares. The Distributor may provide financial assistance in connection with pre-approved seminars, conferences and advertising to the extent permitted by applicable state or self-regulatory agencies, such as the National Association of Securities Dealers.

   The SAI has more detailed information about the Adviser and other service providers.

 [ICON]

 SHAREHOLDER INFORMATION

   CHOOSING A SHARE CLASS
   Class A Shares, Class B Shares, Class C Shares, and Institutional Shares have different expenses and other characteristics, allowing you to choose the class that best suits your needs. You should consider the amount you want to invest, how long you plan to have it invested, and whether you plan to make additional investments. Your financial representative can help you decide which share class is best for you.

   CLASS A SHARES

   - No sales charges.

   - Distribution and service fees of 0.50% of average daily net assets.

   - Offered By:
     Prime Money Market Fund
     U.S. Treasury Money Market Fund

   CLASS B SHARES

   - No front-end sales charge; all your money goes to work for you right away.

   - Distribution and service (12b-1) fees of 1.00% of average daily net assets.


   - A deferred sales charge, as described on page 27.


   - Automatic conversion to Class A Shares after eight years, thus reducing future annual expenses.

   - Maximum investment for all Class B purchases: $250,000.

   - Offered By:
     Prime Money Market Fund
     U.S. Treasury Money Market Fund

   NOTE: Shareholders obtaining Class B Shares of a Money Market Fund upon an exchange of Class B Shares of any other Fund, will be requested to participate in the Auto Exchange Program in such a way that their Class B Shares have been withdrawn from the Money Market Fund within two years of purchase.

   CLASS C SHARES

   - No front-end sales charge; all your money goes to work for you right away.

   - Distribution and service (12b-1) fees of 1.00% of average daily net assets.


   - A deferred sales charge, as described on page 27.


   - Maximum investment for all Class C purchases:
     None

   - Offered by:
     Prime Money Market Fund
     U.S. Treasury Money Market Fund

   INSTITUTIONAL SHARES

   - No sales charges.

   - No distribution and service (12b-1) fees.

   - Available only to Branch Banking and Trust Company and its affiliates and other financial service providers approved by the Distributor for the investment of funds for which they act in a fiduciary, advisory, agency, custodial or similar capacity.

   - Offered By:
     Prime Money Market Fund
     U.S. Treasury Money Market Fund

   For actual past expenses of each share class, see the fund-by-fund information earlier in this prospectus.

   Because 12b-1 fees are paid on an ongoing basis, Class B and Class C shareholders could end up paying more expenses over the long term than if they had paid a sales charge.

   Generally, expenses applicable to a Fund are allocated to each share class of the Fund on the basis of the relative net assets of each class. Expenses applicable to a particular share class, such as distribution and service (12b-1) fees, are borne solely by that share class.

   SHAREHOLDER INFORMATION


PRICING OF FUND SHARES

----------------------------------------------
HOW NAV IS CALCULATED

The NAV is calculated by adding the total value of the Fund's investments and other assets, subtracting its liabilities and then dividing that figure by the number of outstanding shares of the Fund:

                                     NAV =
                        Total Assets - Total Liabilities
                        -------------------------------
                                Number of Shares
                                  Outstanding
NAV is calculated separately for each class of shares.

----------------------------------------------


MONEY MARKET FUNDS

The per share net asset value ("NAV") of the Prime Money Market and U.S. Treasury Money Market Funds will be determined at 12:00 p.m. Eastern Time, 3:00 p.m. Eastern Time, and at the close of regular trading on the New York Stock Exchange, normally at 4:00 p.m. Eastern Time, on days the Exchange is open.

Your order for purchase, sale or exchange of shares is priced at the next NAV calculated after your order is received. This is what is known as the offering price.

Each Fund uses the amortized cost method of valuing its investments, which does not take into account unrealized gains or losses. For further information regarding the methods used in valuing the Fund's investments, please see the SAI.

   SHAREHOLDER INFORMATION


PURCHASING AND ADDING TO YOUR SHARES

You may purchase Shares of the Funds through the Distributor or through banks, brokers and other investment representatives or institutions, which may charge additional fees and may require higher minimum investments or impose other limitations on buying and selling shares. If you purchase shares through an investment representative or institution, that party is responsible for transmitting orders by close of business and may have an earlier cut-off time for purchase and sale requests. Institutional Shares may be purchased only through procedures established by the Distributor in connection with the requirements of fiduciary, advisory, agency, custodial and other similar accounts maintained by or on behalf of customers of Branch Banking and Trust company or one of its affiliates or other financial service providers approved by the Distributor. The parties are responsible for transmitting orders by close of business. Consult your investment representative or institution for specific information.


                                     MINIMUM INITIAL       MINIMUM
 ACCOUNT TYPE                             INVESTMENT    SUBSEQUENT
 Class A, Class B, or Class C
 -----------------------------------------------------------------
 Regular                                      $1,000            $0
 -----------------------------------------------------------------
 Automatic Investment Plan                       $25           $25
 -----------------------------------------------------------------


All purchases must be in U.S. dollars. A fee will be charged for any checks that do not clear. Third-party checks, money orders and credit card convenience checks are not accepted.


A Fund may waive its minimum purchase requirement. The Distributor may reject a purchase order if it considers it in the best interest of the Fund and its shareholders.

--------------------------------------------------------------------------------

AVOID TAX WITHHOLDING

Each Fund is required to withhold a percentage of taxable dividends, capital gains distributions and redemptions paid to shareholders who have not provided the Fund with their certified taxpayer identification number in compliance with IRS rules. To avoid this, make sure you provide your correct Tax Identification Number (Social Security Number for most investors) on your account application.

--------------------------------------------------------------------------------

   SHAREHOLDER INFORMATION


   PURCHASING AND ADDING TO YOUR SHARES
   CONTINUED
   INSTRUCTIONS FOR OPENING OR ADDING TO AN ACCOUNT -- CLASS A, CLASS B, AND CLASS C SHARES ONLY

   BY REGULAR MAIL

   If purchasing through your financial adviser or brokerage account, simply tell your adviser or broker that you wish to purchase shares of the Funds and he or she will take care of the necessary documentation. For all other purchases, follow the instructions below.

   Initial Investment:

   1. Carefully read and complete the application. Establishing your account privileges now saves you the inconvenience of having to add them later.
   2. Make check, bank draft or money order payable to "BB&T Funds."
   3. Mail to: BB&T Funds
     P.O. Box 182533, Columbus, OH 43218-2533

   Subsequent:

   1. Use the investment slip attached to your account statement. Or, if unavailable,
   2. Include the following information on a piece of paper:
      - BB&T Funds/Fund name
      - Share class
      - Amount invested
      - Account name
      - Account number
      Include your account number on your check.
   3. Mail to: BB&T Funds
     P.O. Box 182533, Columbus, OH 43218-2533

   BY OVERNIGHT SERVICE

   See instructions 1-2 above for subsequent investments.
   4. Send to: BB&T Funds
     c/o BISYS Fund Services
     Attn: T.A. Operations
     3435 Stelzer Road, Columbus, OH 43219.

   ELECTRONIC PURCHASES

   Your bank must participate in the Automated Clearing House (ACH) and must be a U. S. Bank. Your bank or broker may charge for this service.

   Establish electronic purchase option on your account application or call 1-800-228-1872. Your account can generally be set up for electronic purchases within 15 days.

   Call 1-800-228-1872 to arrange a transfer from your bank account.

ELECTRONIC VS. WIRE TRANSFER

Wire transfers allow financial institutions to send funds to each other, almost instantaneously. With an electronic purchase or sale, the transaction is made through the Automated Clearing House (ACH) and may take up to eight days to clear. There is generally no fee for ACH transactions.
--------------------------------------------------------------------------------


                                                           QUESTIONS?
                                                   Call 800-228-1872 or your
                                                   investment representative.

   SHAREHOLDER INFORMATION


   PURCHASING AND ADDING TO YOUR SHARES
   CONTINUED

   BY WIRE TRANSFER

   Note: Your bank may charge a wire transfer fee.
   For initial investment:

   Fax the completed application, along with a request for a confirmation number to 1-800-228-1872. Follow the instructions below after receiving your confirmation number.

   For initial and subsequent investments:

   Instruct your bank to wire transfer your investment to:

    Huntington National Bank
    Routing Number: ABA #044 000 024
    A/C 01899607383
    BB&T Funds

   Include:

    Your name and account number
    Your confirmation number

   AFTER INSTRUCTING YOUR BANK TO WIRE THE FUNDS, CALL 1-800-228-1872 TO ADVISE US OF THE AMOUNT BEING TRANSFERRED AND THE NAME OF YOUR BANK
   -------------------------------------

   YOU CAN ADD TO YOUR ACCOUNT BY USING
   THE CONVENIENT OPTIONS DESCRIBED
   BELOW. THE FUND RESERVES THE RIGHT TO
   CHANGE OR ELIMINATE THESE PRIVILEGES
   AT ANY TIME WITH 60 DAYS NOTICE.

   -------------------------------------
   AUTOMATIC INVESTMENT PLAN -- CLASS A,
   CLASS B AND CLASS C SHARES ONLY
   You can make automatic investments in
   the Funds from your bank account,
   through payroll deduction or from
   your federal employment, Social
   Security or other regular government
   checks. Automatic investments can be
   as little as $25, once you've
   invested the $25 minimum required to
   open the account.

   To invest regularly from your bank
   account:

     - Complete the Automatic Investment
       Plan portion on your Account
       Application or the supplemental
       sign-up form
     - Make sure you note:
       - Your bank name, address and
         account number
       - The amount you wish to invest
         automatically (minimum $25)
       - How often you want to invest (every month, 4 times a year, twice a year or once a year)
     - Attach a voided personal check.

   Call 1-800-228-1872 for an enrollment form or consult the SAI for additional information.


   The Funds' transfer agent is required by law to obtain certain personal information from you (or a person acting on your behalf) in order to verify your (or such person's) identity. If this information is not provided, the transfer agent may not be able to open your account. If the transfer agent is unable to verify your identity (or that of another person authorized to act on your behalf), or believes it has identified potentially criminal activity, the Funds, the Distributor and the transfer agent each reserve the right to close your account or to take such other action as they deem reasonable or required by law.


   -----------------------------------------------------------------------------

   DIVIDENDS AND DISTRIBUTIONS

   All dividends and distributions will be automatically reinvested unless you request otherwise. There are no sales charges for reinvested distributions. Dividends are higher for Institutional Shares than for Class A Shares, Class B Shares, and Class C Shares because Institutional Shares have lower distribution expenses. Similarly, dividends are higher for Class A Shares than for Class B Shares and Class C Shares. Income dividends for the Money Market Funds are declared daily and paid monthly. Capital gains, if any, are distributed at least annually.

   Distributions are made on a per share basis regardless of how long you've owned your shares. Therefore, if you invest shortly before the distribution date, some of your investment will be returned to you in the form of a distribution.

   -----------------------------------------------------------------------------


   DIRECTED DIVIDEND OPTION
   By selecting the appropriate box in the Account Application, you can elect to receive your distributions in cash (check) or have distributions (capital gains and dividends) reinvested in another BB&T Fund without a sales charge. You must maintain the minimum balance in each Fund into which you plan to reinvest dividends or the reinvestment will be suspended and your dividends paid to you. The Fund may modify or terminate this reinvestment option without notice. You can change or terminate your participation in the reinvestment option at any time.

   SHAREHOLDER INFORMATION




SELLING YOUR SHARES

You may sell your shares at any time. Your sales price will be the next NAV after your sell order is received by the Fund, its transfer agent, or your investment representative. Normally you will receive your proceeds within a week after your request is received. See section on "General Policies on Selling Shares" below.


   WITHDRAWING MONEY FROM YOUR FUND INVESTMENT

   As a mutual fund shareholder, you are technically selling shares when you request a withdrawal in cash. This is also known as redeeming shares or a redemption of shares.

   CONTINGENT DEFERRED SALES CHARGE

   When you sell Class B or Class C Shares, you will be charged a fee for any shares that have not been held for a sufficient length of time. These fees will be deducted from the money paid to you. See the section on "Distribution Arrangements/Sales Charges" below for details.



   INSTRUCTIONS FOR SELLING SHARES

   If selling your shares through your financial adviser or broker, ask him or her for redemption procedures. Your adviser and/or broker may have transaction minimums and/or transaction times which will affect your redemption. For all other sales transactions, follow the instructions below.

   BY TELEPHONE (UNLESS YOU HAVE DECLINED TELEPHONE SALES PRIVILEGES)

     1. Call 1-800-228-1872 with instructions as to how you wish to receive your funds (mail, wire, electronic transfer). (See "General Policies on Selling Shares -- Verifying Telephone Redemptions" below)

   BY MAIL

     1. Call 1-800-228-1872 to request redemption forms or write a letter of instruction indicating:
        - your Fund and account number
        - amount you wish to redeem
        - address where your check should be sent
        - account owner signature

     2. Mail to: BB&T Funds, P.O. Box 182533, Columbus, OH 43218-2533.

   BY OVERNIGHT SERVICE (SEE "GENERAL POLICIES ON SELLING SHARES -- REDEMPTIONS IN WRITING REQUIRED" BELOW)

     1. See instruction 1 above.
     2. Send to: BB&T Funds, Attn: T.A. Operations, 34335 Stelzer Road, Columbus, OH 43219.

   SHAREHOLDER INFORMATION


   SELLING YOUR SHARES
   CONTINUED

   WIRE TRANSFER

   You must indicate this option on your application.
   The Fund will charge a $7 wire transfer fee for each wire transfer request. As of the date of this prospectus, BB&T Funds has waived the $7 wire transfer fee. This waiver is voluntary and may be discontinued at any time. Note: Your financial institution may also charge a separate fee.

   Call 1-800-228-1872 to request a wire transfer.

   If you call by 4 p.m. Eastern time, your payment will normally be wired to your bank on the next business day.

   ELECTRONIC REDEMPTIONS

   Your bank must participate in the Automated Clearing House (ACH) and must be a U.S. bank.

   Your bank may charge for this service.

   Call 1-800-228-1872 to request an electronic redemption.

   If you call by 4 p.m. Eastern time, the NAV of your shares will normally be determined on the same day and the proceeds credited within 7 days.

   AUTO WITHDRAWAL PLAN -- CLASS A, CLASS B, AND CLASS C SHARES ONLY

   You can receive automatic payments from your account on a monthly, quarterly, semi-annual or annual basis. The minimum withdrawal is $25. To activate this feature:

     - Complete the supplemental sign-up form which you may obtain by calling 1-800-228-1872.

     - Include a voided personal check.

     - Your account must have a value of $5,000 or more to start withdrawals.

     - If the value of your account falls below $1,000, you may be asked to add sufficient funds to bring the account back to $1,000, or the Fund may close your account and mail the proceeds to you.

   REDEMPTION BY CHECK WRITING -- CLASS A, CLASS B, AND CLASS C SHARES ONLY

   You may write checks in amounts of $100 or more on your account in the Prime Money Market Fund or U.S. Treasury Money Market Fund. To obtain checks, complete the signature card section of the account application or contact the Fund to obtain a signature card. Dividends and distributions will continue to be paid up to the day the check is presented for payment. The check writing feature may be modified or terminated upon 30-days' written notice. You must maintain the minimum required account balance in the Fund of $1,000 and you may not close your Fund account by writing a check.

   SHAREHOLDER INFORMATION




   GENERAL POLICIES ON SELLING SHARES
   REDEMPTIONS IN WRITING REQUIRED

   You must request a redemption in writing if:

     - Redemption from an Individual Retirement Account ("IRA").

   You must request redemption in writing and obtain a signature guarantee if:

     - The check is not being mailed to the address on your account; or

     - The check is not being made payable to the owner(s) of the account; or

     - Your account address has changed within the last ten business days; or

     - The redemption proceeds are being transferred to another Fund account with different registration; or

     - The redemption proceeds are being wired to bank instructions currently not on your account.

   A signature guarantee can be obtained from a financial institution, such as a bank, broker-dealer, or credit union, or from members of the STAMP (Securities Transfer Agents Medallion Program), MSP (New York Stock Exchange Medallion Signature Program) or SEMP (Stock Exchanges Medallion Program). Members are subject to dollar limitations which must be considered when requesting their guarantee. The Transfer Agent may reject any signature guarantee if it believes the transaction would otherwise be improper.

   VERIFYING TELEPHONE REDEMPTIONS

   The Fund makes every effort to insure that telephone redemptions are only made by authorized shareholders. All telephone calls are recorded for your protection and you will be asked for information to verify your identity. Given these precautions, unless you have specifically indicated on your application that you do not want the telephone redemption feature, you may be responsible for any fraudulent telephone orders. If appropriate precautions have not been taken, the Transfer Agent may be liable for losses due to unauthorized transactions.

   REDEMPTIONS WITHIN 15 DAYS OF INITIAL INVESTMENT
   When you have made your initial investment by check, the proceeds of your redemption may be held up to 15 business days until the Transfer Agent is satisfied that the check has cleared. You can avoid this delay by purchasing shares with a certified check.


   REFUSAL OF REDEMPTION REQUEST

   Payment for shares may be delayed under extraordinary circumstances or as permitted by the Securities and Exchange Commission in order to protect remaining shareholders.

   SHAREHOLDER INFORMATION


   GENERAL POLICIES ON SELLING SHARES
   CONTINUED


   REDEMPTION IN KIND

   Each Fund reserves the right to make payment in securities rather than cash, known as "redemption in kind." This could occur under extraordinary circumstances, such as a very large redemption that could affect Fund operations (for example, more than 1% of the Fund's net assets). If the Fund deems it advisable for the benefit of all shareholders, redemption in kind will consist of securities equal in market value to your shares. When you convert these securities to cash, you will pay brokerage charges.

   CLOSING OF SMALL ACCOUNTS
   If your account falls below $1,000, the Fund may ask you to increase your balance. If it is still below $1,000 after 60 days, the Fund may close your account and send you the proceeds at the current NAV.

   UNDELIVERABLE REDEMPTION CHECKS
   For any shareholder who chooses to receive distributions in cash:

   If distribution checks (1) are returned and marked as "undeliverable" or (2) remain uncashed for six months, your account will be changed automatically so that all future distributions are reinvested in your account. Checks that remain uncashed for six months will be canceled and the money reinvested in the appropriate Fund at the current NAV.

   SHAREHOLDER INFORMATION




   DISTRIBUTION ARRANGEMENTS/SALES CHARGES
   CALCULATION OF SALES CHARGES
   CLASS A SHARES

   Class A Shares are sold at their public offering price. This price equals NAV. There is no sales charge on Class A Shares of the Money Market Funds.

   CLASS B SHARES
   Class B Shares are offered at NAV, without any up-front sales charge. Therefore, all the money you invest is used to purchase Fund shares. However, if you sell your Class B Shares of the Fund before the sixth anniversary, you will have to pay a contingent deferred sales charge ("CDSC") at the time of redemption. The CDSC will be based upon the lower of the NAV at the time of purchase or the NAV at the time of redemption according to the schedule below. There is no CDSC on reinvested dividends or distributions.


    YEARS            CDSC AS A % OF
    SINCE             DOLLAR AMOUNT
  PURCHASE          SUBJECT TO CHARGE
     0-1                  5.00%
     1-2                  4.00%
     2-3                  3.00%
     3-4                  3.00%
     4-5                  2.00%
     5-6                  1.00%
 more than 6              None

   If you sell some but not all of your Class B Shares, certain shares not subject to the CDSC (i.e., shares purchased with reinvested dividends) will be redeemed first, followed by shares subject to the lowest CDSC (typically shares held for the longest time).



   CONVERSION FEATURE -- CLASS B SHARES
    - Class B Shares automatically convert to Class A Shares of the same Fund after eight years from the end of the month of purchase.
    - After conversion, your shares will be subject to the lower distribution and shareholder servicing fees charged on Class A Shares which will increase your investment return compared to the Class B Shares.
    - You will not pay any sales charge or fees when your shares convert, nor will the transaction be subject to any tax.
    - If you purchased Class B Shares of one Fund which you exchanged for Class B Shares of another Fund, your holding period will be calculated from the time of your original purchase of Class B Shares.
    - The dollar value of Class A Shares you receive will equal the dollar value of the Class B Shares converted.

   CLASS C SHARES
   Class C Shares are offered at NAV, without any up-front sales charge. Therefore, all the money you invest is used to purchase Fund shares. However, if you sell your Class C Shares of the Fund before the first anniversary, you will have to pay a 1% contingent deferred sales charge at the time of redemption. The CDSC will be based upon the lower of the NAV at the time of purchase or the NAV at the time of redemption. In any sale, certain shares not subject to the CDSC (i.e., shares purchased with reinvested dividends or distributions) will be redeemed first, followed by shares subject to the lowest CDSC (typically shares held for the longest time).

   SHAREHOLDER INFORMATION


   DISTRIBUTION ARRANGEMENTS/SALES CHARGES
   CONTINUED

   CLASS B AND CLASS C SHARES

   The CDSC will be waived under certain circumstances, including the following:

    - Minimum required distributions from an IRA or other qualifying retirement plan to a shareholder who has attained age 70 1/2.

    - Redemptions from accounts following the death or disability of the shareholder.

    - Investors who purchased through a participant directed defined benefit plan.

    - Returns of excess contributions to retirement plans.

    - Distributions of less than 12% of the annual account value under an Auto Withdrawal Plan.

    - Shares issued in a plan of reorganization sponsored by the Adviser, or shares redeemed involuntarily in a similar situation.

    - Investors who purchased through the Cash Sweep Program and BB&T Treasury Services Division.

   DISTRIBUTION AND SERVICE (12b-1) FEES
   12b-1 fees compensate the Distributor and other dealers and investment representatives for services and expenses relating to the sale and distribution of the Fund's shares and/or for providing shareholder services. 12b-1 fees are paid from Fund assets on an ongoing basis, and will increase the cost of your investment.

    - The 12b-1 and shareholder servicing fees vary by share class as follows:

      - Class A Shares pay a 12b-1 fee of up to 0.50% of the average daily net assets of a Fund.

      - Class B Shares pay a 12b-1 fee of up to 1.00% of the average daily net assets of the applicable Fund. This will cause expenses for Class B Shares to be higher and dividends to be lower than for Class A Shares.

      - Class C Shares pay a 12b-1 fee of up to 1.00% of the average daily net assets of the applicable Fund. This will cause expenses for Class C Shares to be higher and dividends to be lower than for Class A Shares.

    - The higher 12b-1 fee on Class B and Class C Shares, together with the CDSC, help the Distributor sell Class B and Class C Shares without an "up-front" sales charge. In particular, these fees help to defray the Distributor's costs of advancing brokerage commissions to investment representatives.

    - The Distributor may use up to 0.25% of the 12b-1 fee for shareholder servicing and up to 0.75% for distribution.

   Over time shareholders will pay more than the equivalent of the maximum permitted front-end sales charge because 12b-1 distribution and service fees are paid out of the Fund's assets on an on-going basis.


   DISTRIBUTION AND SHAREHOLDER SERVICING ARRANGEMENTS -- REVENUE SHARING



   The Administrator and/or its affiliates may pay out of their own assets compensation to broker-dealers and other persons for the sale and distribution of the Shares and/or for the servicing of the Shares. These additional cash incentives, sometimes referred to as "revenue sharing arrangements" are payments over and above the sales charges (including Rule 12b-1 fees) and service fees paid by the Funds, which are disclosed elsewhere in this prospectus. These additional cash payments made by the Administrator may be made to supplement commissions reallowed to dealers, and may take the form of (1) due diligence payments for a broker-dealer's examination of the Funds and payments for employee training and education relating to the Funds;
   (2) listing fees for the placement of the Funds on a broker-dealer's list of mutual funds available for purchase by its clients; (3) marketing support fees for providing assistance in promoting the sale of Shares; (4) payments in connection with attendance at sales meetings for the promotion of the sale of Shares; and (5) payments for the sale of shares and/or the maintenance of share balances. These payments, which may be different for different financial institutions, will not change the price an investor will pay for Shares or the amount that a Fund will receive for the sale of Shares.

   SHAREHOLDER INFORMATION


EXCHANGING YOUR SHARES
You can exchange your shares in one Fund for shares of the same class of another BB&T Fund, usually without paying additional sales charges (see "Notes" below). You must meet the minimum investment requirements for the Fund into which you are exchanging. Exchanges from one Fund to another are taxable. Class A Shares, Class B Shares, and Class C Shares may also be exchanged for Institutional Shares of the same Fund if you become eligible to purchase Institutional Shares. Additionally, Institutional Shares may also be exchanged for Class A Shares of the same Fund if you cease to be eligible to purchase Institutional Shares. Institutional Shares may not be exchanged for Class B Shares or Class C Shares, and Class A Shares may not be exchanged for Class B Shares or Class C Shares. Class C Shares may not be exchanged for Class B Shares. No transaction fees are currently charged for exchanges. However, the exchange of Institutional Shares for Class A Shares will require payment of the sales charge unless the sales charge is waived.
AUTO EXCHANGE PLAN -- CLASS B SHARES ONLY
You can use the Funds' Auto Exchange Plan to purchase Class B Shares of the Funds at regular intervals through regular, automatic redemptions from your BB&T Fund account. To participate in the Automatic Exchange:
 - Complete the appropriate section of the Account Application.
 - Keep a minimum of $10,000 in your BB&T Funds account and $1,000 in the Fund whose shares you are buying.
Shareholders investing in Class B Shares of the Money Market Funds, as opposed to Shareholders obtaining Class B Shares of the Money Market Funds upon exchange of Class B Shares of any of the other Funds, will be requested to participate in the Auto Exchange Plan and set the time and amount of their regular, automatic withdrawals in such a way that all of their Class B Shares will be withdrawn from the U.S. Treasury Money Market Fund or Prime Money Market Fund within 2 years of purchase.
To change the Auto Exchange Plan instructions or to discontinue the feature, you must send a written request to BB&T Funds, P.O. Box 182533, Columbus, Ohio 43218-2533.


INSTRUCTIONS FOR EXCHANGING SHARES

Exchanges may be made by sending a written request to BB&T Funds, P.O. Box 182533, Columbus OH 43218-2533, or by calling 1-800-228-1872. Please provide the following information:

 - Your name and telephone number

 - The exact name on your account and account number

 - Taxpayer identification number (usually your Social Security number)

 - Dollar value or number of shares to be exchanged

 - The name of the Fund from which the exchange is to be made.

 - The name of the Fund into which the exchange is being made.

See "Selling your Shares" for important information about telephone transactions.


To prevent disruption in the management of the Funds, due to market timing strategies, the Trust reserves the right to reject any exchange it believes will increase transaction costs, or otherwise affect other shareholders. However, there is no assurance that the Funds will be able to identify and eliminate all market timers. For example, certain accounts include multiple investors and such accounts typically provide the Fund with a net purchase or redemption request on any given day where purchasers of Fund shares and redeemers of Fund shares are netted against one another and the identity of individual purchasers and redeemers whose orders are aggregated are not known by the Funds. The netting effect often makes it more difficult to apply redemption fees and to identify market timing activity.


NOTES ON EXCHANGES

  - When exchanging from a Fund that has no sales charge or a lower sales charge to a Fund with a higher sales charge, you will pay the difference.

 - The registration and tax identification numbers of the two accounts must be identical.

 - The Exchange Privilege (including automatic exchanges) may be changed or eliminated at any time upon a 60-day notice to shareholders.

 - Be sure to read carefully the Prospectus of any Fund into which you wish to exchange shares.

   SHAREHOLDER INFORMATION




   DIVIDENDS, DISTRIBUTIONS AND TAXES
   Please consult your tax adviser regarding your specific questions about federal, state and local income taxes. Below we have summarized some important tax issues that affect the Funds and their shareholders. This summary is based on current tax laws, which may change.


   Generally, for federal income tax purposes, Fund distributions are taxable as ordinary income, except that distributions of long-term capital gains will be taxed as such regardless of how long you have held your shares. Additionally, distributions of investment income designated by the Fund as derived from "qualified investment income" will be taxed at the rate applicable long-term capital gains, provided holding period and other requirements are met at both the Shareholder and Fund level. Long-term capital gains rates applicable to individuals have been reduced to 15%, with lower rates applicable to taxpayers in the 10% and 15% rates, through December 31, 2008. Distributions are taxable whether you received them in cash or in additional shares. Distributions are also taxable to you even if they are paid from income or gains earned by the Fund before your investment (and thus were included in the price you paid).

   BB&T Funds will send you a statement each year showing the tax status of all your distributions.

   - For each Fund, the dividends that you receive are considered ordinary income for tax purposes.

   - Generally, the Funds' advisers do not consider taxes when deciding to buy or sell securities.

   - Distributions of dividends (or capital gains, if any) may be subject to state and local income taxes as well.

   - Foreign governments may withhold taxes on dividends and interest paid, while imposing taxes on other payments or gains, with respect to foreign securities.

   The tax information in this prospectus is provided as general information and will not apply to you if you are investing through a tax-deferred account such as an IRA or a qualified employee benefit plan. (Non-U.S. investors may be subject to U.S. withholding and estate tax.)

   MORE INFORMATION ABOUT TAXES IS IN OUR SAI.

 [ICON]

 OTHER INFORMATION ABOUT THE FUNDS

   FINANCIAL HIGHLIGHTS
   The financial highlights table is intended to help you understand the Funds' financial performance for the past 5 years or, if shorter, the period of the Funds' operations. Certain information reflects financial results for a single fund share. The total returns in the table represent the rate that an investor would have earned [or lost] on an investment in the Fund (assuming reinvestment of all dividends and distributions). This information has been audited by KPMG LLP. This report, along with the Fund's financial statements, is incorporated by reference in the SAI, which is available upon request.

   OTHER INFORMATION ABOUT THE FUNDS


   FINANCIAL HIGHLIGHTS
   CONTINUED


                                                         INVESTMENT ACTIVITIES                            DIVIDENDS
                                               ------------------------------------------   -------------------------------------
                                   NET ASSET      NET        NET REALIZED/
                                    VALUE,     INVESTMENT   UNREALIZED GAINS   TOTAL FROM      NET
                                   BEGINNING     INCOME       (LOSSES) ON      INVESTMENT   INVESTMENT   NET REALIZED     TOTAL
                                   OF PERIOD     (LOSS)       INVESTMENTS      ACTIVITIES     INCOME        GAINS       DIVIDENDS
                                   ---------   ----------   ----------------   ----------   ----------   ------------   ---------
CLASS A SHARES
PRIME MONEY MARKET FUND
  Year Ended September 30,
    2003.........................   $ 1.00           --(a)           --              --(a)        --(a)         --           --(a)
  Year Ended September 30,
    2002.........................   $ 1.00         0.01              --(a)         0.01        (0.01)           --        (0.01)
  Year Ended September 30,
    2001.........................   $ 1.00         0.04              --            0.04        (0.04)           --        (0.04)
  Year Ended September 30,
    2000.........................   $ 1.00         0.05              --            0.05        (0.05)           --        (0.05)
  Year Ended September 30,
    1999.........................   $ 1.00         0.04              --            0.04        (0.04)           --        (0.04)

U.S. TREASURY MONEY MARKET FUND
  Year Ended September 30,
    2003.........................   $ 1.00           --(a)           --              --(a)        --(a)         --           --(a)
  Year Ended September 30,
    2002.........................   $ 1.00         0.01              --            0.01        (0.01)           --        (0.01)
  Year Ended September 30,
    2001.........................   $ 1.00         0.04              --            0.04        (0.04)           --        (0.04)
  Year Ended September 30,
    2000.........................   $ 1.00         0.05              --            0.05        (0.05)           --        (0.05)
  Year Ended September 30,
    1999.........................   $ 1.00         0.04              --            0.04        (0.04)           --        (0.04)

CLASS B SHARES
PRIME MONEY MARKET FUND
  Year Ended September 30,
    2003.........................   $ 1.00           --(a)           --              --(a)        --(a)         --           --(a)
  Year Ended September 30,
    2002.........................   $ 1.00         0.01              --(a)         0.01        (0.01)           --        (0.01)
  Year Ended September 30,
    2001.........................   $ 1.00         0.04              --            0.04        (0.04)           --        (0.04)
  Year Ended September 30,
    2000.........................   $ 1.00         0.05              --            0.05        (0.05)           --        (0.05)
  Year Ended September 30,
    1999.........................   $ 1.00         0.04              --            0.04        (0.04)           --        (0.04)

U.S. TREASURY MONEY MARKET FUND
  Year Ended September 30,
    2003.........................   $ 1.00           --(a)           --              --(a)        --(a)         --           --(a)
  Year Ended September 30,
    2002.........................   $ 1.00         0.01              --            0.01        (0.01)           --        (0.01)
  Year Ended September 30,
    2001.........................   $ 1.00         0.04              --            0.04        (0.04)           --        (0.04)
  Year Ended September 30,
    2000.........................   $ 1.00         0.04              --            0.04        (0.04)           --        (0.04)
  Year Ended September 30,
    1999.........................   $ 1.00         0.03              --            0.03        (0.03)           --        (0.03)


------------

 * During the period certain fees were voluntarily reduced. If such voluntary reductions had not occurred, the ratios would have been as indicated.

 ** Portfolio Turnover is calculated on the basis of the Fund as a whole without distinguishing between classes of shares issued.


(a) Amount is less than $0.005.

                                                                            RATIOS/SUPPLEMENTARY DATA
                                                            ----------------------------------------------------------
                                                                                          RATIO OF NET
                               NET ASSET    TOTAL RETURN    NET ASSETS,     RATIO OF       INVESTMENT       RATIO OF
                                VALUE,       (EXCLUDES        END OF       EXPENSES TO    INCOME (LOSS)    EXPENSES TO
                                END OF         SALES          PERIOD       AVERAGE NET     TO AVERAGE      AVERAGE NET
                                PERIOD        CHARGE)          (000)         ASSETS        NET ASSETS        ASSETS*
                               ---------    ------------    -----------    -----------    -------------    -----------
                                 $1.00           0.48%       $459,375         0.98%            0.47%          1.19%
                                 $1.00           1.21%       $416,782         1.05%            1.20%          1.23%
                                 $1.00           4.42%       $396,119         1.01%            4.22%          1.24%
                                 $1.00           5.35%       $277,219         1.00%            5.68%          1.25%
                                 $1.00           4.42%       $  5,395         0.80%            4.34%          1.39%

                                 $1.00           0.30%       $135,059         0.99%            0.32%          1.20%
                                 $1.00           1.01%       $197,830         1.05%            1.01%          1.24%
                                 $1.00           4.20%       $208,914         1.03%            4.08%          1.23%
                                 $1.00           4.98%       $170,380         1.00%            5.11%          1.23%
                                 $1.00           4.08%       $ 42,241         0.84%            4.00%          1.23%

                                 $1.00           0.15%       $  2,543         1.32%            0.16%          1.69%
                                 $1.00           0.60%       $  2,730         1.67%            0.70%          1.77%
                                 $1.00           3.80%       $ 84,446         1.61%            3.58%          1.74%
                                 $1.00           4.65%       $ 41,644         1.63%            4.76%          1.80%
                                 $1.00           3.64%       $  9,391         1.56%            3.58%          1.89%

                                 $1.00           0.16%       $  1,126         1.12%            0.15%          1.70%
                                 $1.00           0.39%       $  1,121         1.69%            0.48%          1.77%
                                 $1.00           3.56%       $ 18,449         1.63%            3.36%          1.73%
                                 $1.00           4.28%       $ 10,425         1.63%            4.43%          1.73%
                                 $1.00           3.31%       $  2,264         1.59%            3.25%          1.73%

   OTHER INFORMATION ABOUT THE FUNDS


   FINANCIAL HIGHLIGHTS
   CONTINUED


                                                         INVESTMENT ACTIVITIES                            DIVIDENDS
                                               ------------------------------------------   -------------------------------------
                                   NET ASSET      NET        NET REALIZED/
                                    VALUE,     INVESTMENT   UNREALIZED GAINS   TOTAL FROM      NET
                                   BEGINNING     INCOME       (LOSSES) ON      INVESTMENT   INVESTMENT   NET REALIZED     TOTAL
                                   OF PERIOD     (LOSS)       INVESTMENTS      ACTIVITIES     INCOME        GAINS       DIVIDENDS
                                   ---------   ----------   ----------------   ----------   ----------   ------------   ---------
CLASS C SHARES
PRIME MONEY MARKET FUND
  Year Ended September 30,
    2003.........................    $1.00          --(b)            --(b)          --(b)         --(b)         --           --(b)
  January 30, 2002 to September
    30, 2002 (a).................    $1.00        0.01               --(b)        0.01         (0.01)           --        (0.01)

U.S. TREASURY MONEY MARKET FUND
  Year Ended September 30,
    2003.........................    $1.00          --(b)            --(b)          --(b)         --(b)         --           --(b)
  January 30, 2002 to September
    30, 2002 (a).................    $1.00          --(b)            --             --            --(b)         --           --

INSTITUTIONAL SHARES
PRIME MONEY MARKET FUND
  Year Ended September 30,
    2003.........................    $1.00        0.01               --           0.01         (0.01)           --        (0.01)
  Year Ended September 30,
    2002.........................    $1.00        0.02               --(b)        0.02         (0.02)           --        (0.02)
  Year Ended September 30,
    2001.........................    $1.00        0.05               --           0.05         (0.05)           --        (0.05)
  Year Ended September 30,
    2000.........................    $1.00        0.06               --           0.06         (0.06)           --        (0.06)
  Year Ended September 30,
    1999.........................    $1.00        0.05               --           0.05         (0.05)           --        (0.05)

U.S. TREASURY MONEY MARKET FUND
  Year Ended September 30,
    2003.........................    $1.00        0.01               --           0.01         (0.01)           --        (0.01)
  Year Ended September 30,
    2002.........................    $1.00        0.02               --           0.02         (0.02)           --        (0.02)
  Year Ended September 30,
    2001.........................    $1.00        0.05               --           0.05         (0.05)           --        (0.05)
  Year Ended September 30,
    2000.........................    $1.00        0.05               --           0.05         (0.05)           --        (0.05)
  Year Ended September 30,
    1999.........................    $1.00        0.04               --           0.04         (0.04)           --        (0.04)


------------

 * During the period certain fees were voluntarily reduced. If such voluntary reductions had not occurred, the ratios would have been as indicated.

 ** Portfolio Turnover is calculated on the basis of the Fund as a whole without distinguishing between classes of shares issued.

(a) Period from commencement of operations.

(b) Amount is less than $0.005.

(c) Not Annualized.

(d) Annualized.

                                                                            RATIOS/SUPPLEMENTARY DATA
                                                            ----------------------------------------------------------
                                                                                          RATIO OF NET
                               NET ASSET    TOTAL RETURN    NET ASSETS,     RATIO OF       INVESTMENT       RATIO OF
                                VALUE,       (EXCLUDES        END OF       EXPENSES TO    INCOME (LOSS)    EXPENSES TO
                                END OF         SALES          PERIOD       AVERAGE NET     TO AVERAGE      AVERAGE NET
                                PERIOD        CHARGE)          (000)         ASSETS        NET ASSETS        ASSETS*
                               ---------    ------------    -----------    -----------    -------------    -----------
                                 $1.00           0.15%       $    555         1.30%            0.14%          1.69%
                                 $1.00           0.28%(c)    $    314         1.60%(d)         0.40%(d)       1.65%(d)

                                 $1.00           0.16%       $      8         1.12%            0.17%          1.70%
                                 $1.00           0.18%(c)    $     10         1.60%(d)         0.27%(d)       1.64%(d)

                                 $1.00           0.87%       $667,534         0.60%            0.86%          0.69%
                                 $1.00           1.61%       $532,465         0.64%            1.54%          0.71%
                                 $1.00           4.84%       $265,472         0.61%            4.34%          0.75%
                                 $1.00           5.70%       $ 78,331         0.63%            5.62%          0.80%
                                 $1.00           4.69%       $ 56,492         0.54%            4.57%          0.88%

                                 $1.00           0.67%       $833,022         0.61%            0.67%          0.70%
                                 $1.00           1.40%       $915,013         0.65%            1.35%          0.72%
                                 $1.00           4.59%       $494,773         0.63%            4.46%          0.73%
                                 $1.00           5.33%       $395,617         0.63%            5.24%          0.73%
                                 $1.00           4.34%       $282,585         0.59%            4.26%          0.73%

                      [THIS PAGE INTENTIONALLY LEFT BLANK]

                      [THIS PAGE INTENTIONALLY LEFT BLANK]

For more information about the Funds, the following documents are available free upon request:

ANNUAL/SEMI-ANNUAL REPORTS (REPORTS):

The Fund's annual and semi-annual reports to shareholders contain additional information on the Fund's investments. In the annual report, you will find a discussion of the market conditions and investment strategies that significantly affected the Fund's performance during its last fiscal year.

STATEMENT OF ADDITIONAL INFORMATION (SAI):

The SAI provides more detailed information about the Funds, including its operations and investment policies. It is incorporated by reference and is legally considered a part of this prospectus.

   You can get free copies of Reports and the SAI, prospectuses of other members of the BB&T Funds Family, or request other information and discuss your questions about the Fund by contacting a broker or bank that sells the Fund. Or contact the Fund at:

                                   BB&T Funds
                               3435 Stelzer Road
                              Columbus, Ohio 43219
                           Telephone: 1-800-228-1872
                       Internet: http://www.bbtfunds.com

You can review the Fund's reports and SAIs at the Public Reference Room of the Securities and Exchange Commission. You can get text-only copies:

   - For a fee, by writing the Public Reference Section of the Commission, Washington, D.C. 20549-6009 or calling 1-800-SEC-0330.

   - Free from the Commission's Website at http://www.sec.gov.

Investment Company Act file no. 811-6719.


MMKT 02/04

                                                   Filed Pursuant to Rule 497(c)
                                                       Registration No. 33-49098



                               [BB&T FUNDS LOGO]

                                   PROSPECTUS

                        U.S. TREASURY MONEY MARKET FUND

                                 CLASS A SHARES


                                FEBRUARY 1, 2004


                                   QUESTIONS?

                              Call 1-800-228-1872
                       or your investment representative

The Securities and Exchange Commission has not approved the shares described in this prospectus or determined whether this prospectus is accurate or complete. Anyone who tells you otherwise is committing a crime.

BB&T FUNDS                  TABLE OF CONTENTS


                                     RISK/RETURN SUMMARY AND FUND EXPENSES

                             [ICON]
--------------------------------------------------------------------------------
Carefully review this                    3  Overview
important section,                       5  U.S. Treasury Money Market Fund
which summarizes the
Fund's investments,
risks, past
performance, and
fees.

                                     ADDITIONAL INVESTMENT STRATEGIES AND RISKS

                             [ICON]
--------------------------------------------------------------------------------
Review this section                     10  U.S. Treasury Money Market Fund
for information on                      10  Investment Practices
investment strategies                   12  Investment Risks
and their risks.

                                     FUND MANAGEMENT

                             [ICON]
--------------------------------------------------------------------------------
Review this section                     14  The Investment Adviser
for details on the                      15  The Distributor and Administrator
people and
organizations who
oversee the Funds.

                                     SHAREHOLDER INFORMATION

                             [ICON]
--------------------------------------------------------------------------------
Review this section                     16  Choosing a Share Class
for details on how                      16  Pricing of Fund Shares
shares are valued,                      17  Purchasing and Adding to Your Shares
how to purchase, sell                   22  Selling Your Shares
and exchange shares,                    24  General Policies on Selling Shares
related charges and                     26  Distribution Arrangements/Sales Charges
payments of dividends                   26  Distribution and Service (12b-1) Fees
and distributions.                      27  Exchanging Your Shares
                                        29  Dividends, Distributions and Taxes

                                     OTHER INFORMATION ABOUT THE FUND

                             [ICON]
--------------------------------------------------------------------------------
                                        30  Financial Highlights

                                     BACK COVER

                             [ICON]
--------------------------------------------------------------------------------
                                            Where to learn more about this Fund

 [ICON]

     RISK/RETURN SUMMARY AND FUND EXPENSES                     OVERVIEW


    THE FUNDS                   BB&T Funds is a mutual fund family that offers
                                different classes of shares in separate
                                investment portfolios ("Funds"). The Funds
                                have individual investment goals and
                                strategies. This prospectus gives you
                                important information about the Class A Shares
                                of the BB&T U.S. Treasury Money Market Fund
                                that you should know before investing. Please
                                read this prospectus and keep it for future
                                reference.

                                The Fund in this prospectus is a mutual fund.
                                A mutual fund pools shareholders' money and, using professional investment managers, invests it in securities like stocks and bonds. Before you look at specific Funds, you should know a few general basics about investing in mutual funds.

                                The value of your investment in a Fund is based on the market prices of the securities the Fund holds. These prices change daily due to economic and other events that affect securities markets generally, as well as those that affect particular companies or government units. These price movements, sometimes called volatility, will vary depending on the types of securities a Fund owns and the markets where these securities trade.

                                LIKE OTHER INVESTMENTS, YOU COULD LOSE MONEY
                                ON YOUR INVESTMENT IN A FUND. YOUR INVESTMENT
                                IN A FUND IS NOT A DEPOSIT OR AN OBLIGATION OF
                                BRANCH BANKING AND TRUST COMPANY, BB&T
                                CORPORATION, THEIR AFFILIATES, OR ANY BANK. IT
                                IS NOT INSURED BY THE FDIC OR ANY GOVERNMENT
                                AGENCY.

                                Each Fund has its own investment goal and strategies for reaching that goal. However, it cannot be guaranteed that a Fund will achieve its goal. Before investing, make sure that the Fund's goal matches your own.

                                The portfolio manager invests each Fund's assets in a way that the manager believes will help the Fund achieve its goal. A manager's judgments about the stock markets, economy and companies, or selecting investments may cause a Fund to underperform other funds with similar objectives.

   RISK/RETURN SUMMARY AND FUND EXPENSES                                OVERVIEW


                                U.S. TREASURY MONEY MARKET FUND

                                The Fund seeks current income with liquidity and stability of principal by investing primarily in short-term debt securities. The
                                Fund seeks to maintain a stable price of $1.00 per share.

    WHO MAY WANT TO INVEST      Consider investing in the Fund if you are:
                                  - seeking preservation of capital
                                  - investing short-term reserves
                                  - willing to accept lower potential returns
                                in exchange for a higher degree of safety

                                The Fund may not be appropriate if you are:
                                  - seeking high total return
                                  - pursuing a long-term goal or investing for
                                    retirement

                                                                   U.S. TREASURY
   RISK/RETURN SUMMARY AND FUND EXPENSES                       MONEY MARKET FUND




                                RISK/RETURN SUMMARY

    INVESTMENT OBJECTIVE        The Fund seeks current income with liquidity
                                and stability of principal by investing
                                exclusively in short-term United States
                                dollar-denominated obligations issued or
                                guaranteed by the U.S. Treasury, some of which
                                may be subject to repurchase agreements.

    PRINCIPAL INVESTMENT        To pursue this goal, the Fund invests
    STRATEGIES                  exclusively in short-term U.S.
                                dollar-denominated obligations issued by the
                                U.S. Treasury ("U.S. Treasury Securities"),
                                and repurchase agreements collateralized by
                                U.S. Treasury Securities. Obligations
                                purchased by the Fund are limited to U.S.
                                dollar-denominated obligations which the Board
                                of Trustees has determined present minimal
                                credit risks.

                                In managing the Fund, the portfolio manager focuses on generating a high-level of income.
                                The manager generally evaluates investments based on interest rate sensitivity selecting those securities whose maturities fit the Fund's interest rate sensitivity target and which the manager believes to be the best relative values. Generally, the portfolio manager buys and holds securities until their maturity.

                                The Fund will maintain an average weighted portfolio maturity of 90 days or less and will limit the maturity of each security in its portfolio to 397 days or less.

                                For a more complete description of the
                                securities in which the Fund may invest, please see Additional Investment Strategies and Risks on page 10 or consult the Statement of Additional Information ("SAI").

                                                                   U.S. TREASURY
   RISK/RETURN SUMMARY AND FUND EXPENSES                       MONEY MARKET FUND


                                RISK/RETURN SUMMARY
                                CONTINUED


    PRINCIPAL INVESTMENT        Your investment in the Fund may be subject to
    RISKS                       the following principal risk:



                                INTEREST RATE RISK: The possibility that the
                                Fund's yield will decrease due to a decrease in interest rates or that the value of the Fund's investments will decline due to an increase in interest rates. Interest rate risk is generally high for longer-term debt securities and low for shorter-term debt securities.



                                For more information about this risk, please see Additional Investment Strategies and Risks on page 10.



                                AN INVESTMENT IN THE FUND IS NOT A DEPOSIT OR
                                AN OBLIGATION OF BRANCH BANKING AND TRUST
                                COMPANY, BB&T CORPORATION, THEIR AFFILIATES,
                                OR ANY BANK, AND IT IS NOT INSURED OR
                                GUARANTEED BY THE FEDERAL DEPOSIT INSURANCE
                                CORPORATION OR ANY OTHER GOVERNMENT AGENCY.
                                ALTHOUGH THE FUND SEEKS TO PRESERVE THE VALUE
                                OF YOUR INVESTMENT AT $1 PER SHARE, IT IS
                                POSSIBLE TO LOSE MONEY BY INVESTING IN THE
                                FUND.

                                                                   U.S. TREASURY
   RISK/RETURN SUMMARY AND FUND EXPENSES                       MONEY MARKET FUND


   The chart and table on this page
   show how the U.S. Treasury Money
   Market Fund has performed and how
   its performance has varied from
   year to year. The bar chart gives
   some indication of risk by
   showing changes in the Fund's
   yearly performance to demonstrate
   that the Fund's value varied at
   different times. The table below
   it shows the Fund's performance
   over time. Of course, past
   performance does not indicate how
   the Fund will perform in the
   future.

                                            PERFORMANCE BAR CHART AND TABLE
                                            YEAR-BY-YEAR TOTAL RETURNS AS OF
                                            12/31 FOR CLASS A SHARES(1)

1994                                                                             3.23
95                                                                               4.94
96                                                                               4.41
97                                                                               4.57
98                                                                               4.59
99                                                                               4.15
2000                                                                             5.27
01                                                                               3.16
02                                                                               0.79
03                                                                               0.20

                                            The performance information shown
                                            above is based on a calendar year.


                                            Best quarter:        1.38%  12/31/00
                                            Worst quarter:       0.03%   9/30/03
                                          ----------------------------------------



                                                 AVERAGE ANNUAL TOTAL RETURNS
                                                     (for the periods ended
                                                     December 31, 2003)(1)
                                                 ------------------------------



                                                                                                        SINCE
                                                                        1 YEAR   5 YEARS   10 YEARS   INCEPTION
                                                                          -------------------------------------
 CLASS A SHARES                                                                                       (10/5/92)
                                                                          -------------------------------------
   U.S. TREASURY MONEY MARKET FUND                                      0.20%     2.69%     3.52%       3.41%
---------------------------------------------------------------------------------------------------------------


(1) Both charts assume reinvestment of dividends and distributions.


As of December 31, 2003, the Fund's 7-day yield for Class A Shares was 0.16%. Without fee waivers and expense reimbursements, the Fund's yield would have been -0.24% for this time period. For current yield information on the Fund, call 1-800-228-1872. The Fund's yield appears in The Wall Street Journal each Thursday.

                                                            U.S. TREASURY
   RISK/RETURN SUMMARY AND FUND EXPENSES                MONEY MARKET FUND


                                          FEES AND EXPENSES


   As an investor in
   the U.S. Treasury
   Money Market Fund,
   you will pay the
   following fees and
   expenses when you
   buy and hold shares.
   Shareholder
   transaction fees are
   paid from your
   account. Annual Fund
   operating expenses
   are paid out of Fund
   assets, and are
   reflected in the
   share price.


                            SHAREHOLDER TRANSACTION
                            EXPENSES (FEES PAID BY YOU                 CLASS A
                            DIRECTLY)(1)                               SHARES
                            Maximum Sales Charge (load) on
                            Purchases                                    None
                            --------------------------------------------------
                            Maximum Deferred Sales Charge
                            (load)                                       None
                            --------------------------------------------------
                            Redemption Fee(2)                              0%

                            ANNUAL FUND OPERATING EXPENSES             CLASS A
                            (FEES PAID FROM FUND ASSETS)               SHARES
                            Management Fee(3)                           0.40%
                            --------------------------------------------------
                            Distribution and Service
                            (12b-1) Fee(3)                              0.50%
                            --------------------------------------------------
                            Other Expenses(3)                           0.30%
                            --------------------------------------------------
                            Total Fund Operating
                            Expenses(3)                                 1.20%
                            --------------------------------------------------
                              Fee Waiver or Expense
                              Reimbursement(3)                         -0.12%
                            --------------------------------------------------
                            Net Fund Operating Expenses(3)              1.08%
                            --------------------------------------------------


(1) Participating banks or other financial institutions may charge their customers account fees for automatic investment, exchanges and other cash management services provided in connection with investment in the Funds.

(2) A wire transfer fee of $7.00 may be deducted from the amount of your redemption if you request a wire transfer. This fee is currently being waived.


(3) The Fund's Adviser has contractually agreed to limit the management fees paid by the Fund to 0.28% for the period from February 1, 2004 through January 31, 2005. Additionally, the Fund's Distributor has voluntarily agreed to limit the distribution and service (12b-1) fees for Class A shares of the Fund to 0.25% for the same period. For the current fiscal year, total actual operating expenses are expected to be less than the amount shown above because of voluntary additional fee waivers or expense reimbursements. With these fee waivers or


 8

reimbursements, the Fund's total actual operating expenses for the Class A Shares are expected to be 0.81%. These voluntary fee waivers or expense reimbursement arrangements may be discontinued at any time.

                                                            U.S. TREASURY
   RISK/RETURN SUMMARY AND FUND EXPENSES                MONEY MARKET FUND


                                                     EXPENSE EXAMPLE

   Use the table at right to
   compare fees and expenses with
   those of other Funds. It
   illustrates the amount of fees
   and expenses you would pay,
   assuming the following:

     - $10,000 investment
     - 5% annual return
     - redemption at the end of
       each period
     - no changes in the Fund's
       operating expenses

   Because this example is
   hypothetical and for
   comparison only, your actual
   costs will be different.



                                       U.S. TREASURY
                                       MONEY MARKET         1       3       5       10
                                       FUND                YEAR   YEARS   YEARS   YEARS
                                       CLASS A SHARES      $110   $369    $648    $1,444
                                       -------------------------------------------------

 [ICON]

     ADDITIONAL INVESTMENT STRATEGIES AND RISKS



   U.S. TREASURY MONEY MARKET FUND
   INVESTMENT PRACTICES

   The Fund invests in a variety of securities and employ a number of investment techniques. Each security and technique involves certain risks. The following table describes the securities and techniques the Fund uses, as well as the main risks they pose. Fixed income securities are primarily influenced by market, credit and prepayment risks, although certain securities may be subject to additional risks. Following the table is a more complete discussion of risk. You may also consult the SAI for additional details regarding these and other permissible investments.


                        INSTRUMENT                          RISK TYPE
                        ----------                          ---------
    INVESTMENT COMPANY SECURITIES: Shares of                Market
    investment companies. Each Fund may invest up to
    5% of its total assets in the shares of any one
    registered investment company, but may not own
    more than 3% of the securities of any one
    registered investment company or invest more than
    10% of its total assets in the securities of other
    registered investment companies. These registered
    investment companies may include money market
    funds of BB&T Funds and shares of other registered
    investment companies for which the Adviser to a
    Fund or any of their affiliates serves as
    investment adviser, administrator or distributor.
    The Prime Money Market Fund may only invest in
    shares of other investment companies with similar
    objectives.

    REPURCHASE AGREEMENTS: The purchase of a security       Market
    and the simultaneous commitment to return the           Credit
    security to the seller at an agreed upon price on
    an agreed upon date. This is treated as a loan.

    SECURITIES LENDING: The lending of up to 33 1/3%        Market
    of the Fund's total assets. In return the Fund          Leverage
    will receive cash, other securities, and/or             Liquidity
    letters of credit.                                      Credit

   ADDITIONAL INVESTMENT STRATEGIES AND RISKS



                        INSTRUMENT                          RISK TYPE
                        ----------                          ---------
    SHORT-TERM OBLIGATIONS: High quality U.S. dollar-       Market
    denominated debt securities that have remaining         Credit
    maturities of one year or less. These securities
    may include U.S. government obligations, domestic
    and foreign commercial paper (including
    variable-amount master demand notes), bankers'
    acceptances, certificates of deposit and demand
    and time deposits of domestic and foreign branches
    of U.S. banks and foreign banks, and repurchase
    agreements. These investments are limited to those
    obligations which, at the time of purchase, (i)
    possess one of the two highest short-term ratings
    from at least two NRSROs (for example, commercial
    paper rated "A-1" or "A-2" by S&P and "P-1" or
    "P-2" by Moody's), or (ii) do not possess a rating
    (i.e., are unrated) but are determined by the
    Adviser or Sub-Adviser to be of comparable
    quality.

    TIME DEPOSITS: Non-negotiable receipts issued by a      Liquidity
    bank in exchange for the deposit of funds.              Credit
                                                            Market

    U.S. TREASURY OBLIGATIONS: Bills, notes, bonds,         Interest Rate
    separately traded registered interest and
    principal securities, and coupons under bank entry
    safekeeping.

    VARIABLE AMOUNT MASTER DEMAND NOTES: Unsecured          Credit
    demand notes that permit the indebtedness to vary       Liquidity
    and provide for periodic adjustments in the             Interest Rate
    interest rate according to the terms of the
    instrument. Because master demand notes are direct
    lending arrangements between a Fund and the
    issuer, they are not normally traded. Although
    there is no secondary market in these notes, the
    Fund may demand payment of principal and accrued
    interest at specified intervals.

    ZERO-COUPON DEBT OBLIGATIONS: Bonds and other debt      Credit
    that pay no interest, but are issued at a discount      Market
    from their value at maturity. When held to              Interest Rate
    maturity, their entire return equals the
    difference between their issue price and their
    maturity value.

   ADDITIONAL INVESTMENT STRATEGIES AND RISKS


   INVESTMENT RISKS

   Below is a more complete discussion of the types of risks inherent in the securities and investment techniques listed above as well as those risks discussed in "Risk/ Return Summary and Fund Expenses." Because of these risks, the value of the securities held by the Funds may fluctuate, as will the value of your investment in the Funds. Certain investments and Funds are more susceptible to these risks than others.

   CREDIT RISK. The risk that the issuer of a security, or the counterparty to a contract, will default or otherwise become unable to honor a financial obligation. Credit risk is generally higher for non-investment grade securities. The price of a security can be adversely affected prior to actual default as its credit status deteriorates and the probability of default rises.

   INTEREST RATE RISK. The risk that debt prices overall will decline over short or even long periods due to rising interest rates. A rise in interest rates typically causes a fall in values, while a fall in rates typically causes a rise in values. Interest rate risk should be modest for shorter-term securities, moderate for intermediate-term securities, and high for longer-term securities. Generally, an increase in the average maturity of the Fund will make it more sensitive to interest rate risk. The market prices of securities structured as zero coupon or pay-in-kind securities are generally affected to a greater extent by interest rate changes. These securities tend to be more volatile than securities which pay interest periodically.

   LEVERAGE RISK. The risk associated with securities or practices that multiply small index or market movements into large changes in value. Leverage is often associated with investments in derivatives, but also may be embedded directly in the characteristics of other securities.

     HEDGED. When a derivative (a security whose value is based on another security or index) is used as a hedge against an opposite position that the Portfolio also holds, any loss generated by the derivative should be substantially offset by gains on the hedged investment, and vice versa. Hedges are sometimes subject to imperfect matching between the derivative and underlying security, and there can be no assurance that a Portfolio's hedging transactions will be effective.

     SPECULATIVE. To the extent that a derivative is not used as a hedge, the Portfolio is directly exposed to the risks of that derivative. Gains or losses positions in a derivative may be substantially greater than the derivatives original cost.

   ADDITIONAL INVESTMENT STRATEGIES AND RISKS


   LIQUIDITY RISK. The risk that certain securities may be difficult or impossible to sell at the time and the price that would normally prevail in the market. The seller may have to lower the price, sell other securities instead or forego an investment opportunity, any of which could have a negative effect on Portfolio management or performance. This includes the risk of missing out on an investment opportunity because the assets necessary to take advantage of it are tied up in less advantageous investments.

   MANAGEMENT RISK. The risk that a strategy used by a Fund's portfolio manager may fail to produce the intended result. This includes the risk that changes in the value of a hedging instrument will not match those of the asset being hedged. Incomplete matching can results in unanticipated risks.

   MARKET RISK. The risk that the market value of a security may move up and down, sometimes rapidly and unpredictably. These fluctuations may cause a security to be worth less than the price originally paid for it, or less than it was worth at an earlier time. Market risk may affect a single issuer, industrial sector of the economy or the market as a whole. There is also the risk that the current interest rate may not accurately reflect existing market rates. For fixed income securities, market risk is largely, but not exclusively, influenced by changes in interest rates. A rise in interest rates typically causes a fall in values, while a fall in rates typically causes a rise in values. Finally, key information about a security or market may be inaccurate or unavailable. This is particularly relevant to investments in foreign securities.

 [ICON]

     FUND MANAGEMENT




   THE INVESTMENT ADVISER

      BB&T Asset Management, Inc. ("BB&T Asset Management" or the "Adviser") is the adviser for the Fund. BB&T Asset Management is a wholly-owned subsidiary of BB&T Corporation ("BB&T"). BB&T is the oldest bank in North Carolina and is the principal bank affiliate of BB&T Corporation, a financial holding company that is a North Carolina corporation, headquartered in Winston-Salem, North Carolina. As of December 31, 2003, BB&T Corporation had assets of approximately $90.5 billion. Through its subsidiaries, BB&T Corporation operates over 1,350 banking offices in Alabama, Florida, Georgia, Indiana, Kentucky, Tennessee, Maryland, North Carolina, South Carolina, Virginia, West Virginia and Washington, D.C., providing a broad range of financial services to individuals and businesses.



   In addition to general commercial, mortgage and retail banking services, BB&T also provides trust, investment, insurance and travel services. BB&T has provided investment management services through its Trust and Investment Management Division since 1912. While BB&T Asset Management has not provided investment advisory services to registered investment companies other than the BB&T Funds, it has experience in managing collective investment funds with investment portfolios and objectives comparable to those of the BB&T Funds. BB&T Asset Management employs an experienced staff of professional portfolio managers and traders who use a disciplined investment process that focuses on maximization of risk-adjusted investment returns. BB&T Asset Management and its predecessors have managed common and collective investment funds for its fiduciary accounts for more than 20 years, BB&T Asset Management currently manages assets of more than $14 billion.


   Through its portfolio management team, BB&T Asset Management makes the day-to-day investment decisions and continuously reviews, supervises and administers the Funds' investment programs.

   For these advisory services, the Fund paid as follows during its fiscal year ended:


                                                               PERCENTAGE OF
                                                             AVERAGE NET ASSETS
                                                               FOR THE FISCAL
                                                                 YEAR ENDED
                                                                  09/30/03
                                                             ------------------
    U.S. Treasury Money Market Fund......................          0.31%

   FUND MANAGEMENT




   THE DISTRIBUTOR AND ADMINISTRATOR



   BISYS Fund Services, L.P. (the "Administrator"), 3435 Stelzer Road, Columbus, Ohio 43219-3035, serves as the Fund's administrator. The administrative services of the Administrator include providing office space, equipment and clerical personnel to the Funds and supervising custodial, auditing, valuation, bookkeeping, legal and dividend disbursing services.



   BISYS Fund Services, L.P. (the "Distributor"), also serves as the distributor of the Fund's shares. The Distributor may provide financial assistance in connection with pre-approved seminars, conferences and advertising to the extent permitted by applicable state or self-regulatory agencies, such as the National Association of Securities Dealers.



   The SAI has more detailed information about the Adviser and other service providers.

 [ICON]

     SHAREHOLDER INFORMATION



   CHOOSING A SHARE CLASS



   BB&T Funds offer different classes of Fund Shares, which have different expenses and other characteristics. Only one class of Funds here, Class A Shares, is offered in this prospectus. To choose the one that is best suited to your needs and goals, consider the amount of money you want to invest, how long you expect to invest it and whether you plan to make additional investments. The following are some of the main characteristics of the Class A Shares:

   CLASS A SHARES

   - No sales charges.

   - Distribution and service fees of 0.50% of average daily net assets.

   For actual past expenses of Class A Shares, see the fund information earlier in this prospectus.

   Generally, expenses applicable to the Fund are allocated to each share class of the Fund on the basis of the relative net assets of each class. Expenses applicable to a particular share class, such as distribution and service (12b-1) fees, are borne solely by that share class.

   PRICING OF FUND SHARES

   ------------------------------
   HOW NAV IS CALCULATED

   The NAV is calculated by
   adding the total value of the
   Fund's investments and other
   assets, subtracting its
   liabilities and then dividing
   that figure by the number of
   outstanding shares of the
   Fund:

               NAV =
     Total Assets - Liabilities
     --------------------------
          Number of Shares
            Outstanding

   NAV is calculated separately
   for each class of shares.
   ------------------------------

                                           U.S. TREASURY MONEY MARKET FUND

                                           The per share net asset value ("NAV")
                                           of the U.S. Treasury Money Market
                                           Funds will be determined at 12:00
                                           p.m. Eastern Time, 3:00 p.m. Eastern
                                           Time, and at the close of

 16
                                           regular trading on the New York Stock
                                           Exchange, normally at 4:00 p.m.
                                           Eastern Time, on days the Exchange is
                                           open.

                                           Your order for purchase, sale or
                                           exchange of shares is priced at the
                                           next NAV calculated after your order
                                           is received. This is what is known as
                                           the offering price.

                                           The Fund uses the amortized cost
                                           method of valuing its investments,
                                           which does not take into account
                                           unrealized gains or losses. For
                                           further information regarding the
                                           methods used in valuing the Fund's
                                           investments, please see the SAI.

                                                                            16.1

   SHAREHOLDER INFORMATION


   PURCHASING AND ADDING TO YOUR SHARES

   You may purchase Shares
   of the Fund through the
   Distributor or through
   banks, brokers and other
   investment
   representatives or
   institutions, which may
   charge additional fees
   and may require higher
   minimum investments or
   impose other limitations
   on buying and selling
   shares. If you purchase
   shares through an
   investment
   representative or
   institution, that party
   is responsible for
   transmitting orders by
   close of business and
   may have an earlier
   cut-off time for
   purchase and sale
   requests.

   Consult your investment
   representative or
   institution for specific
   information.

                                                        MINIMUM INITIAL   MINIMUM
                                  ACCOUNT TYPE            INVESTMENT     SUBSEQUENT
                                  Class A
                                  -------------------------------------------------
                                  Regular                        $1,000          $0
                                  -------------------------------------------------
                                  Automatic Investment
                                  Plan                              $25         $25


                                     All purchases must be in U.S. dollars. A fee will be charged for any checks that do not clear. Third-party checks, money orders and credit card convenience checks are not accepted.



                                     The Fund may waive its minimum purchase
                                     requirement. The Distributor may reject a purchase order if it considers it in the best interest of the Fund and its shareholders.

   -----------------------------------------------------------------------------

   AVOID TAX WITHHOLDING

   The Fund is required to withhold a percentage of taxable dividends, capital gains distributions and redemptions paid to shareholders who have not provided the Fund with their certified taxpayer identification number in compliance with IRS rules. To avoid this, make sure you provide your correct Tax Identification
                                                                              17
   Number (Social Security Number for most investors) on your account application.
   -----------------------------------------------------------------------------

   SHAREHOLDER INFORMATION


   PURCHASING AND ADDING TO YOUR SHARES
   CONTINUED



   INSTRUCTIONS FOR OPENING OR ADDING TO AN ACCOUNT

   BY REGULAR MAIL

   If purchasing through your financial adviser or brokerage account, simply tell your adviser or broker that you wish to purchase shares of the Funds and he or she will take care of the necessary documentation. For all other purchases, follow the instructions below.




   Initial Investment:

   1. Carefully read and complete the application. Establishing your account privileges now saves you the inconvenience of having to add them later.

   2. Make check, bank draft or money order payable to "BB&T Funds."

   3. Mail to: BB&T Funds
      P.O. Box 182533
      Columbus, OH 43218-2533



   Subsequent:

   1. Use the investment slip attached to
      your account statement. Or, if
      unavailable,

   2. Include the following information on a piece of paper:
      - BB&T Funds/Fund name
      - Class A Shares
      - Amount invested
      - Account name
      - Account number

      Include your account number on your
      check.




   3. Mail to: BB&T Funds
      P.O. Box 182533
      Columbus, OH 43218-2533



   BY OVERNIGHT SERVICE

   See instructions 1-2 above for subsequent investments.

   4. Send to: BB&T Funds
     c/o BISYS Fund Services
     Attn: T.A. Operations
     3435 Stelzer Road
     Columbus, OH 43219

                                                             QUESTIONS?

                                                     Call 800-451-8382 or your
                                                     investment representative.

                                                        ELECTRONIC VS. WIRE
                                                              TRANSFER

Wire transfers allow financial institutions to send funds to each other, almost instantaneously. With an electronic purchase or sale, the transaction is made through the Automated Clearing House (ACH) and may take up to eight days to clear. There is generally no fee for ACH transactions.

   SHAREHOLDER INFORMATION


   PURCHASING AND ADDING TO YOUR SHARES
   CONTINUED



   ELECTRONIC PURCHASES




   Your bank must participate in the Automated Clearing House (ACH) and must be a U. S. Bank. Your bank or broker may charge for this service.

   Establish electronic purchase option on your account application or call 1-800-228-1872. Your account can generally be set up for electronic purchases within 15 days.

   Call 1-800-228-1872 to arrange a transfer from your bank account.

   BY WIRE TRANSFER

   Note: Your bank may charge a wire transfer fee.

   For initial investment:

   Fax the completed application, along with a request for a confirmation number to 1-800-228-1872. Follow the instructions below after receiving your confirmation number.

   For initial and subsequent investments:

   Instruct your bank to wire transfer your investment to:

     Huntington National Bank
     Routing Number: ABA #044 000 024
     A/C 01899607383
     BB&T Funds

   Include:

     Your name
     Your confirmation number

   AFTER INSTRUCTING YOUR BANK TO WIRE THE FUNDS, CALL 1-800-228-1872 TO ADVISE US OF THE AMOUNT BEING TRANSFERRED AND THE NAME OF YOUR BANK.
   -----------------------------------------------------------------------------

   YOU CAN ADD TO YOUR ACCOUNT BY USING THE CONVENIENT OPTIONS DESCRIBED BELOW. THE FUND RESERVES THE RIGHT TO CHANGE OR ELIMINATE THESE PRIVILEGES AT ANY TIME WITH 60 DAYS NOTICE.
   -----------------------------------------------------------------------------

   SHAREHOLDER INFORMATION


   PURCHASING AND ADDING TO YOUR SHARES
   CONTINUED



   AUTOMATIC INVESTMENT PLAN



   You can make automatic investments in
   the Fund from your bank account,
   through payroll deduction or from your
   federal employment, Social Security or
   other regular government checks.
   Automatic investments can be as little
   as $25, once you've invested the $25
   minimum required to open the account.



   To invest regularly from your bank
   account:

      - Complete the Automatic Investment
        Plan portion on your Account
        Application or the supplemental
        sign-up form



      - Make sure you note:



        - Your bank name, address and
          account number



        - The amount you wish to invest
          automatically (minimum $25)



        - How often you want to invest
          (every month, 4 times a year,
          twice a year or once a year)



      - Attach a voided personal check.

   Call 1-800-228-1872 for an enrollment
   form or consult the SAI for additional
   information.


   The Funds' transfer agent is required by law to obtain certain personal information from you (or a person acting on your behalf) in order to verify your (or such person's) identity. If this information is not provided, the transfer agent may not be able to open your account. If the transfer agent is unable to verify your identity (or that of another person authorized to act on your behalf), or believes it has identified potentially criminal activity, the Funds, the Distributor and the transfer agent each reserve the right to close your account or to take such other action as they deem reasonable or required by law.


DIRECTED DIVIDEND OPTION

By selecting the appropriate box in the Account Application, you can elect to receive your distributions in cash (check) or have distributions (capital gains and dividends) reinvested in another BB&T Fund without a sales charge. You must maintain the minimum balance in each Fund into which you plan to reinvest dividends or the reinvestment will be suspended and your dividends paid to you. The Fund may modify or terminate this reinvestment option without notice. You can change or terminate your participation in the reinvestment option at any time.

   SHAREHOLDER INFORMATION



   PURCHASING AND ADDING TO YOUR SHARES


   CONTINUED

   ----------------------------------------------------------------------------

   DIVIDENDS AND DISTRIBUTIONS

   All dividends and distributions will be automatically reinvested unless you request otherwise. There are no sales charges for reinvested distributions. Income dividends for the U.S. Treasury Money Market Fund are declared daily and paid monthly. Capital gains, if any, are distributed at least annually.

   Distributions are made on a per share basis regardless of how long you've owned your shares. Therefore, if you invest shortly before the distribution date, some of your investment will be returned to you in the form of a distribution.
   ----------------------------------------------------------------------------

   SHAREHOLDER INFORMATION




   SELLING YOUR SHARES
   You may sell your shares at any time. Your sales price will be the next NAV after your sell order is received by the Fund, its transfer agent, or your investment representative. Normally you will receive your proceeds within a week after your request is received. See section on "General Policies on

   Selling Shares" below.

-------------------------------------------

WITHDRAWING MONEY FROM YOUR FUND INVESTMENT

As a mutual fund shareholder, you are technically selling shares when you request a withdrawal in cash. This is also known as redeeming shares or a redemption of shares.

-------------------------------------------

   INSTRUCTIONS FOR SELLING SHARES

   If selling your shares through your financial adviser or broker, ask him or her for redemption procedures. Your adviser and/or broker may have transaction minimums and/or transaction times which will affect your redemption. For all other sales transactions, follow the instructions below.

   BY TELEPHONE (UNLESS YOU HAVE DECLINED TELEPHONE SALES PRIVILEGES)

     1. Call 1-800-228-1872 with instructions as to how you wish to receive your funds (mail, wire, electronic transfer). (See "General Policies on Selling Shares -- Verifying Telephone Redemptions" below)

   BY MAIL

     1. Call 1-800-228-1872 to request redemption forms or write a letter of instruction indicating:
        - your Fund and account number
       - amount you wish to redeem
       - address where your check should be sent
       - account owner signature

     2. Mail to: BB&T Funds, P.O. Box 182533, Columbus, OH 43218-2533.

   BY OVERNIGHT SERVICE (SEE "GENERAL POLICIES ON SELLING SHARES -- REDEMPTIONS IN WRITING REQUIRED" BELOW)

     1. See instruction 1 above.

     2. Send to: BB&T Funds, c/o BISYS Fund Services, Attn: T.A. Operations, 3435 Stelzer Road, Columbus, OH 43219.

   SHAREHOLDER INFORMATION


   SELLING YOUR SHARES
   CONTINUED

   WIRE TRANSFER

   You must indicate this option on your application.

   The Fund will charge a $7 wire transfer fee for each wire transfer request. As of the date of this prospectus, BB&T Funds has waived the $7 wire transfer fee. This waiver is voluntary and may be discontinued at any time. Note: Your financial institution may also charge a separate fee.

   Call 1-800-228-1872 to request a wire transfer.

   If you call by 4 p.m. Eastern time, your payment will normally be wired to your bank on the next business day.

   ELECTRONIC REDEMPTIONS

   Your bank must participate in the Automated Clearing House (ACH) and must be a U.S. bank.

   Your bank may charge for this service.

   Call 1-800-228-1872 to request an electronic redemption.

   If you call by 4 p.m. Eastern time, the NAV of your shares will normally be determined on the same day and the proceeds credited within 7 days.

   AUTO REDEMPTION PLAN

   You can receive automatic payments from your account on a monthly, quarterly, semi-annual or annual basis. The minimum withdrawal is $25. To activate this feature:

     - Complete the supplemental sign-up form which you may obtain by calling 1-800-228-1872.

     - Include a voided personal check.

     - Your account must have a value of $5,000 or more to start withdrawals.

     - If the value of your account falls below $1,000, you may be asked to add sufficient funds to bring the account back to $1,000, or the Fund may close your account and mail the proceeds to you.

   REDEMPTION BY CHECK WRITING

   You may write checks in amounts of $100 or more on your account in the U.S. Treasury Money Market Fund. To obtain checks, complete the signature card section of the account application or contact the Fund to obtain a signature card. Dividends and distributions will continue to be paid up to the day the check is presented for payment. The check writing feature may be modified or terminated upon 30-days' written notice. You must maintain the minimum required account balance in the Fund of $1,000 and you may not close your Fund account by writing a check.

   SHAREHOLDER INFORMATION


   GENERAL POLICIES ON SELLING SHARES



   REDEMPTIONS IN WRITING REQUIRED

   You must request a redemption in writing if:

     - Redemption from an Individual Retirement Account ("IRA").

   You must request redemption in writing and obtain a signature guarantee if:

     - The check is not being mailed to the address on your account; or

     - The check is not being made payable to the owner(s) of the account; or

     - Your account address has changed within the last ten business days; or

     - The redemption proceeds are being transferred to another Fund account with different registration; or

     - The redemption proceeds are being wired to bank instructions currently not on your account.

   A signature guarantee can be obtained from a financial institution, such as a bank, broker-dealer, or credit union, or from members of the STAMP (Securities Transfer Agents Medallion Program), MSP (New York Stock Exchange Medallion Signature Program) or SEMP (Stock Exchanges Medallion Program). Members are subject to dollar limitations which must be considered when requesting their guarantee. The Transfer Agent may reject any signature guarantee if it believes the transaction would otherwise be improper.

   VERIFYING TELEPHONE REDEMPTIONS

   The Fund makes every effort to insure that telephone redemptions are only made by authorized shareholders. All telephone calls are recorded for your protection and you will be asked for information to verify your identity. Given these precautions, unless you have specifically indicated on your application that you do not want the telephone redemption feature, you may be responsible for any fraudulent telephone orders. If appropriate precautions have not been taken, the Transfer Agent may be liable for losses due to unauthorized transactions.

   REDEMPTIONS WITHIN 15 DAYS OF INITIAL INVESTMENT

   When you have made your initial investment by check, the proceeds of your redemption may be held up to 15 business days until the Transfer Agent is satisfied that the check has cleared. You can avoid this delay by purchasing shares with a certified check.

   SHAREHOLDER INFORMATION



   GENERAL POLICIES ON SELLING SHARES


   CONTINUED



   REFUSAL OF REDEMPTION REQUEST


   Payment for shares may be delayed under extraordinary circumstances or as permitted by the Securities and Exchange Commission in order to protect remaining shareholders.

   REDEMPTION IN KIND

   The Fund reserves the right to make payment in securities rather than cash, known as "redemption in kind." This could occur under extraordinary circumstances, such as a very large redemption that could affect Fund operations (for example, more than 1% of the Fund's net assets). If the Fund deems it advisable for the benefit of all shareholders, redemption in kind will consist of securities equal in market value to your shares. When you convert these securities to cash, you will pay brokerage charges.

   SHAREHOLDER INFORMATION


   GENERAL POLICIES ON SELLING SHARES
   CONTINUED

   CLOSING OF SMALL ACCOUNTS

   If your account falls below $1,000, the Fund may ask you to increase your balance. If it is still below $1,000 after 60 days, the Fund may close your account and send you the proceeds at the current NAV.

   UNDELIVERABLE REDEMPTION CHECKS

   For any shareholder who chooses to receive distributions in cash:

   If distribution checks (1) are returned and marked as "undeliverable" or (2) remain uncashed for six months, your account will be changed automatically so that all future distributions are reinvested in your account. Checks that remain uncashed for six months will be canceled and the money reinvested in the appropriate Fund at the current NAV.





   DISTRIBUTION ARRANGEMENTS/SALES CHARGES

   CALCULATION OF SALES CHARGES
   CLASS A SHARES

   Class A Shares are sold at their public offering price. This price equals NAV. There is no sales charge on Class A Shares of the U.S. Treasury Money Market Fund.



   DISTRIBUTION AND SERVICE (12b-1) FEES

   12b-1 fees compensate the Distributor and other dealers and investment representatives for services and expenses relating to the sale and distribution of the Fund's shares and/or for providing shareholder services. 12b-1 fees are paid from Fund assets on an ongoing basis, and will increase the cost of your investment.

    - Class A Shares pay a 12b-1 fee of up to 0.50% of the average daily net assets of a Fund.

    - The Distributor may use up to 0.25% of the 12b-1 fee for shareholder servicing and up to 0.75% for distribution.

   Over time shareholders will pay more than the equivalent of the maximum permitted front-end sales charge because 12b-1 distribution and service fees are paid out of the Fund's assets on an on-going basis.

   SHAREHOLDER INFORMATION


   DISTRIBUTION ARRANGEMENTS/SALES CHARGES
   CONTINUED


   DISTRIBUTION AND SHAREHOLDER SERVICING ARRANGEMENTS -- REVENUE SHARING



   The Administrator and/or its affiliates may pay out of their own assets compensation to broker-dealers and other persons for the sale and distribution of the Shares and/or for the servicing of the Shares. These additional cash incentives, sometimes referred to as "revenue sharing arrangements" are payments over and above the sales charges (including Rule 12b-1 fees) and service fees paid by the Funds, which are disclosed elsewhere in this prospectus. These additional cash payments made by the Administrator may be made to supplement commissions reallowed to dealers, and may take the form of (1) due diligence payments for a broker-dealer's examination of the Funds and payments for employee training and education relating to the Funds;
   (2) listing fees for the placement of the Funds on a broker-dealer's list of mutual funds available for purchase by its clients; (3) marketing support fees for providing assistance in promoting the sale of Shares; (4) payments in connection with attendance at sales meetings for the promotion of the sale of Shares; and (5) payments for the sale of shares and/or the maintenance of share balances. These payments, which may be different for different financial institutions, will not change the price an investor will pay for Shares or the amount that a Fund will receive for the sale of Shares.


   EXCHANGING YOUR SHARES

   You can exchange your shares in one Fund for shares of the same class of another BB&T Fund, usually without paying additional sales charges (see "Notes" below). You must meet the minimum investment requirements for the Fund into which you are exchanging. Exchanges from one Fund to another are taxable. Class A Shares may be exchanged for Trust Shares of the same Fund if you become eligible to purchase Trust Shares. Additionally, Trust Shares may also be exchanged for Class A Shares of the same Fund if you cease to be eligible to purchase Trust Shares. Class A Shares may not be exchanged for Class B Shares. No transaction fees are currently charged for exchanges. However, the exchange of Trust Shares for Class A Shares will require payment of the sales charges unless the sales charge is waived.

   SHAREHOLDER INFORMATION



   EXCHANGING YOUR SHARES


   CONTINUED


   INSTRUCTIONS FOR EXCHANGING SHARES

   Exchanges may be made by sending a written request to BB&T Funds, P.O. Box 182533, Columbus OH 43218-2533, or by calling 1-800-228-1872. Please provide the following information:

    - Your name and telephone number

    - The exact name on your account and account number

    - Taxpayer identification number (usually your Social Security number)

    - Dollar value or number of shares to be exchanged

    - The name of the Fund from which the exchange is to be made

    - The name of the Fund to which the exchange is being made

   See "Selling your Shares" for important information about telephone transactions.


   To prevent disruption in the management of the Funds, due to market timing strategies, the Trust reserves the right to reject any exchange it believes will increase transaction costs, or otherwise affect other shareholders. However, there is no assurance that the Funds will be able to identify and eliminate all market timers. For example, certain accounts include multiple investors and such accounts typically provide the Fund with a net purchase or redemption request on any given day where purchasers of Fund shares and redeemers of Fund shares are netted against one another and the identity of individual purchasers and redeemers whose orders are aggregated are not known by the Funds. The netting effect often makes it more difficult to apply redemption fees and to identify market timing activity.


   NOTES ON EXCHANGES

   When exchanging from a Fund that has no sales charge or a lower sales charge to a Fund with a higher sales charge, you will pay the difference.

   The registration and tax identification numbers of the two accounts must be identical.

   The Exchange Privilege (including automatic exchanges) may be changed or eliminated at any time upon a 60-day notice to shareholders.

   Be sure to read carefully the Prospectus of any Fund into which you wish to exchange shares.

   SHAREHOLDER INFORMATION







   DIVIDENDS, DISTRIBUTIONS AND TAXES
   Please consult your tax adviser regarding your specific questions about federal, state and local income taxes. Below we have summarized some important tax issues that affect the Fund and its shareholders. This summary is based on current tax laws, which may change.


   Generally, for federal income tax purposes, Fund distributions are taxable as ordinary income, except that distributions of long-term capital gains will be taxed as such regardless of how long you have held your shares. Additionally, distributions of investment income designated by the Fund as derived from "qualified investment income" will be taxed at the rate applicable long-term capital gains, provided holding period and other requirements are met at both the Shareholder and Fund level. Long-term capital gains rates applicable to individuals have been reduced to 15%, with lower rates applicable to taxpayers in the 10% and 15% rates, through December 31, 2008. Distributions are taxable whether you received them in cash or in additional shares. Distributions are also taxable to you even if they are paid from income or gains earned by the Fund before your investment (and thus were included in the price you paid).


   BB&T Funds will send you a statement each year showing the tax status of all your distributions.

   - The dividends that you receive are considered ordinary income for tax purposes.

   - Generally, the Fund's adviser does not consider taxes when deciding to buy or sell securities.

   - Distributions of dividends (or capital gains, if any) may be subject to state and local income taxes as well.

   - Foreign governments may withhold taxes on dividends and interest paid, while imposing taxes on other payments or gains, with respect to foreign securities.

   The tax information in this prospectus is provided as general information and will not apply to you if you are investing through a tax-deferred account such as an IRA or a qualified employee benefit plan. (Non-U.S. investors may be subject to U.S. withholding and estate tax.)

   MORE INFORMATION ABOUT TAXES IS IN OUR SAI.

 [ICON]

     OTHER INFORMATION ABOUT THE FUND



   FINANCIAL HIGHLIGHTS



   The financial highlights table is intended to help you understand the Fund's financial performance for the past 5 years. Certain information reflects financial results for a single Fund share. The total returns in the table represent the rate that an investor would have earned [or lost] on an investment in the Fund (assuming reinvestment of all dividends and distributions). This information has been audited by KPMG LLP, whose report, along with the Fund's financial statements, are included in the SAI, which is available upon request.


                                                                        INVESTMENT ACTIVITIES
                                                              ------------------------------------------
                                                  NET ASSET      NET        NET REALIZED/
                                                   VALUE,     INVESTMENT   UNREALIZED GAINS   TOTAL FROM
                                                  BEGINNING     INCOME       (LOSSES) ON      INVESTMENT
                                                  OF PERIOD     (LOSS)       INVESTMENTS      ACTIVITIES
                                                  ---------   ----------   ----------------   ----------
U.S. TREASURY MONEY MARKET FUND
 Year Ended September 30, 2003..................    $1.00       --   (a)         --             --   (a)
 Year Ended September 30, 2002..................    $1.00        0.01            --              0.01
 Year Ended September 30, 2001..................    $1.00        0.04            --              0.04
 Year Ended September 30, 2000..................    $1.00        0.05            --              0.05
 Year Ended September 30, 1999..................    $1.00        0.04            --              0.04


------------

 * During the period certain fees were voluntarily reduced. If such voluntary reductions had not occurred, the ratios would have been as indicated.


(a) Amount is less than $0.005.

                                                                   U.S. TREASURY
                                                               MONEY MARKET FUND

                                                   DIVIDENDS
                                       ---------------------------------

                                                                           NET ASSET   TOTAL RETURN
                                          NET         NET                   VALUE,      (EXCLUDES
                                       INVESTMENT   REALIZED     TOTAL      END OF        SALES
                                         INCOME      GAINS     DIVIDENDS    PERIOD       CHARGE)
                                       ----------   --------   ---------   ---------   ------------
U.S. TREASURY MONEY MARKET FUND
  Year Ended September 30, 2003.......   --   (a)     --         --   (a)    $1.00        0.30%
  Year Ended September 30, 2002.......   (0.01)       --         (0.01)      $1.00        1.01%
  Year Ended September 30, 2001.......   (0.04)       --         (0.04)      $1.00        4.20%
  Year Ended September 30, 2000.......   (0.05)       --         (0.05)      $1.00        4.98%
  Year Ended September 30, 1999.......   (0.04)       --         (0.04)      $1.00        4.08%

                                                       RATIOS/SUPPLEMENTARY DATA
                                        -------------------------------------------------------
                                                                    RATIO OF NET
                                        NET ASSETS,    RATIO OF      INVESTMENT      RATIO OF
                                          END OF      EXPENSES TO   INCOME (LOSS)   EXPENSES TO
                                          PERIOD      AVERAGE NET    TO AVERAGE     AVERAGE NET
                                           (000)        ASSETS       NET ASSETS       ASSETS*
                                        -----------   -----------   -------------   -----------
U.S. TREASURY MONEY MARKET FUND
  Year Ended September 30, 2003.......   $135,059        0.99%          0.32%          1.20%
  Year Ended September 30, 2002.......   $197,830        1.05%          1.01%          1.24%
  Year Ended September 30, 2001.......   $208,914        1.03%          4.08%          1.23%
  Year Ended September 30, 2000.......   $170,380        1.00%          5.11%          1.23%
  Year Ended September 30, 1999.......   $ 42,241        0.84%          4.00%          1.23%

                      (This page intentionally left blank)

                      (This page intentionally left blank)

For more information about the Fund, the following documents are available free upon request:

ANNUAL/SEMI-ANNUAL REPORTS (REPORTS):

The Fund's annual and semi-annual reports to shareholders contain additional information on the Fund's investments. In the annual report, you will find a discussion of the market conditions and investment strategies that significantly affected the Fund's performance during its last fiscal year.

STATEMENT OF ADDITIONAL INFORMATION (SAI):

The SAI provides more detailed information about the Fund, including its operations and investment policies. It is incorporated by reference and is legally considered a part of this prospectus.

   You can get free copies of Reports and the SAI, prospectuses of other members of the BB&T Funds Family, or request other information and discuss your questions about the Fund by contacting a broker or bank that sells the Fund. Or contact the Fund at:

                                   BB&T Funds
                               3435 Stelzer Road
                              Columbus, Ohio 43219
                           Telephone: 1-800-228-1872
                       Internet: http://www.bbtfunds.com

You can review the Fund's reports and SAIs at the Public Reference Room of the Securities and Exchange Commission. You can get text-only copies:

   - For a fee, by writing the Public Reference Section of the Commission, Washington, D.C. 20549-6009 or calling 1-800-SEC-0330.

   - Free from the Commission's Website at http://www.sec.gov.

Investment Company Act file no. 811-6719.


USTMMBLK 02/04

                                                   Filed Pursuant to Rule 497(c)
                                                       Registration No. 33-49098




                               [BB&T Funds Logo]

                                   PROSPECTUS

                            PRIME MONEY MARKET FUND

                                 CLASS A SHARES


                                FEBRUARY 1, 2004


                                   QUESTIONS?

                              Call 1-800-228-1872
                       or your investment representative

The Securities and Exchange Commission has not approved the shares described in this prospectus or determined whether this prospectus is accurate or complete. Anyone who tells you otherwise is committing a crime.

BB&T FUNDS                  TABLE OF CONTENTS


                                     RISK/RETURN SUMMARY AND FUND EXPENSES

--------------------------------------------------------------------------------

                             [ICON]
Carefully review this                    3  Overview
important section,                       4  Prime Money Market Fund
which summarizes the
Fund's investments,
risks, past
performance, and
fees.

                                     ADDITIONAL INVESTMENT STRATEGIES AND RISKS

--------------------------------------------------------------------------------

                             [ICON]
Review this section                     11  Prime Money Market Fund
for information on                      11  Investment Practices
investment strategies                   16  Investment Risks
and their risks.

                                     FUND MANAGEMENT

--------------------------------------------------------------------------------

                             [ICON]
Review this section                     19  The Investment Adviser
for details on the                      20  The Investment Sub-Adviser
people and                              20  The Distributor and Administrator
organizations who
oversee the Funds.

                                     SHAREHOLDER INFORMATION

--------------------------------------------------------------------------------

                             [ICON]
Review this section                     21  Choosing a Share Class
for details on how                      22  Pricing of Fund Shares
shares are valued,                      23  Purchasing and Adding to Your Shares
how to purchase, sell                   27  Selling Your Shares
and exchange shares,                    29  General Policies on Selling Shares
related charges and                     31  Distribution Arrangements/Sales Charges
payments of dividends                   31  Distribution and Service (12b-1) Fees
and distributions.                      32  Exchanging Your Shares
                                        33  Dividends, Distributions and Taxes

                                     OTHER INFORMATION ABOUT THE FUND

--------------------------------------------------------------------------------

                             [ICON]
                                        34  Financial Highlights

                                     BACK COVER

--------------------------------------------------------------------------------

                             [ICON]
                                            Other Information About the Fund

 [ICON]

     RISK/RETURN SUMMARY AND FUND EXPENSES                     OVERVIEW


    THE FUNDS                   BB&T Funds is a mutual fund family that offers
                                different classes of shares in separate
                                investment portfolios ("Funds"). The Funds
                                have individual investment goals and
                                strategies. This prospectus gives you
                                important information about the Class A Shares
                                of the BB&T Prime Money Market Fund that you
                                should know before investing. Please read this
                                prospectus and keep it for future reference.

                                The Fund in this prospectus is a mutual fund.
                                A mutual fund pools shareholders' money and, using professional investment managers, invests it in securities like stocks and bonds. Before you look at specific Funds, you should know a few general basics about investing in mutual funds.

                                The value of your investment in a Fund is based on the market prices of the securities the Fund holds. These prices change daily due to economic and other events that affect securities markets generally, as well as those that affect particular companies or government units. These price movements, sometimes called volatility, will vary depending on the types of securities a Fund owns and the markets where these securities trade.

                                LIKE OTHER INVESTMENTS, YOU COULD LOSE MONEY
                                ON YOUR INVESTMENT IN A FUND. YOUR INVESTMENT
                                IN A FUND IS NOT A DEPOSIT OR AN OBLIGATION OF
                                BRANCH BANKING AND TRUST COMPANY, BB&T
                                CORPORATION, THEIR AFFILIATES, OR ANY BANK. IT
                                IS NOT INSURED BY THE FDIC OR ANY GOVERNMENT
                                AGENCY.

                                Each Fund has its own investment goal and strategies for reaching that goal. However, it cannot be guaranteed that a Fund will achieve its goal. Before investing, make sure that the Fund's goal matches your own.

                                The portfolio manager invests each Fund's assets in a way that the manager believes will help the Fund achieve its goal. A manager's judgments about the stock markets, economy and companies, or selecting investments may cause a Fund to underperform other funds with similar objectives.

   RISK/RETURN SUMMARY AND FUND EXPENSES                                OVERVIEW


                                PRIME MONEY MARKET FUND

                                The Fund seeks current income with liquidity and stability of principal by investing primarily in short-term debt securities. The
                                Fund seeks to maintain a stable price of $1.00 per share.

    WHO MAY WANT TO INVEST      Consider investing in this Fund if you are:
                                  - seeking preservation of capital
                                  - investing short-term reserves
                                  - willing to accept lower potential returns
                                    in exchange for a higher degree of safety

                                This Fund may not be appropriate if you are:
                                  - seeking high total return
                                  - pursuing a long-term goal or investing for
                                    retirement

                                                                     PRIME MONEY
   RISK/RETURN SUMMARY AND FUND EXPENSES                             MARKET FUND





                                RISK/RETURN SUMMARY

    INVESTMENT OBJECTIVE        The Fund seeks to provide as high a level of
                                current interest income as is consistent with
                                maintaining liquidity and stability of
                                principal.

    PRINCIPAL INVESTMENT        To pursue this goal, the Fund invests only in
    STRATEGIES                  U.S. dollar-denominated, "high-quality"
                                short-term debt securities, including the
                                following:



                                  - Obligations issued or supported by the
                                    credit of U.S. or foreign banks or savings institutions with total assets in excess of $1 billion (including obligations of foreign branches of such banks);



                                  - "High quality" commercial paper and other
                                    obligations issued or guaranteed by U.S.
                                    and foreign corporations and other
                                    issuers, including corporate debt
                                    securities that the issuer or a third
                                    party, such as a dealer or bank, must
                                    repay on demand;



                                  - Asset-backed securities;



                                  - Securities issued or guaranteed as to
                                    principal and interest by the U.S.
                                    Government or by its agencies or
                                    instrumentalities and related custodial
                                    receipts;



                                  - Securities issued or guaranteed by foreign
                                    governments or their political
                                    subdivisions, agencies or
                                    instrumentalities;



                                  - Guaranteed investment contracts issued by
                                    highly-rated U.S. insurance companies;



                                  - Securities issued or guaranteed by state
                                    or local government bodies; and



                                  - Repurchase agreements relating to the
                                    above instruments.



                                "High-quality" debt securities are those obligations which, at the time of purchase,
                                (i) possess one of the two highest short-term ratings from at least two NRSROs (for example, commercial paper rated "A-1" or "A-2" by Standard & Poor's Corporation and "P-1" or
                                "P-2" by Moody's Investors Service, Inc.); or
                                (ii) are single rated and have received one of the two highest short-term ratings by an NRSRO; or (iii) if unrated, are determined by the Sub-Adviser to be of comparable quality.

                                                                     PRIME MONEY
   RISK/RETURN SUMMARY AND FUND EXPENSES                             MARKET FUND


                                RISK/RETURN SUMMARY

                                CONTINUED

                                When selecting securities for the Fund's portfolio, the manager first considers safety of principal and the quality of an investment.
                                The manager then focuses on generating a high-level of income. The manager generally evaluates investments based on interest rate sensitivity selecting those securities whose maturities fit the Fund's interest rate sensitivity target and which the manager believes to be the best relative values.



                                The Fund will maintain an average weighted portfolio maturity of 90 days or less and will limit the maturity of each security in its portfolio to 397 days or less.



                                For a more complete description of the
                                securities in which the Fund may invest, please see Additional Investment Strategies and Risks on page 11 or consult the Statement of Additional Information ("SAI").




    PRINCIPAL INVESTMENT        Your investment in the Fund may be subject to
    RISKS                       the following principal risks:



                                INTEREST RATE RISK: The possibility that the value of the Fund's investments will decline due to an increase in interest rates or that the Fund's yield will decrease due to a decrease in interest rates. Interest rate risk is generally high for longer-term debt securities and low for shorter-term debt securities.



                                CREDIT RISK: The possibility that an issuer cannot make timely interest and principal payments on its debt securities such as bonds.
                                The lower a security's rating, the greater its credit risk.



                                PREPAYMENT/CALL RISK: If a significant number of the mortgages underlying a mortgage-backed bond are refinanced, the bond may be "prepaid." Call risk is the possibility that, during periods of declining interest rates, a bond issuer will "call" -- or repay -- higher-yielding bonds before their stated maturity date. In both cases, investors receive their principal back and are typically forced to reinvest it in bonds that pay lower interest rates. Rapid changes in prepayment and call rates can cause bond prices and yields to be volatile.

                                                                     PRIME MONEY
   RISK/RETURN SUMMARY AND FUND EXPENSES                             MARKET FUND


                                RISK/RETURN SUMMARY

                                CONTINUED

                                FOREIGN INVESTMENT RISK: Foreign securities involve risks not typically associated with investing in U.S. securities. Foreign securities may be adversely affected by myriad factors, including currency fluctuations and social, economic or political instability.

                                For more information about these risks, please see Additional Investment Strategies and Risks on page 11.

                                AN INVESTMENT IN THE FUND IS NOT A DEPOSIT OR
                                AN OBLIGATION OF BRANCH BANKING AND TRUST
                                COMPANY, BB&T CORPORATION, THEIR AFFILIATES,
                                OR ANY BANK, AND IT IS NOT INSURED OR
                                GUARANTEED BY THE FEDERAL DEPOSIT INSURANCE
                                CORPORATION OR ANY OTHER GOVERNMENT AGENCY.
                                ALTHOUGH THE FUND SEEKS TO PRESERVE THE VALUE
                                OF YOUR INVESTMENT AT $1 PER SHARE, IT IS
                                POSSIBLE TO LOSE MONEY BY INVESTING IN THE
                                FUND.

                                                                     PRIME MONEY
   RISK/RETURN SUMMARY AND FUND EXPENSES                             MARKET FUND


                                            PERFORMANCE BAR CHART AND TABLE
                                            YEAR-BY-YEAR TOTAL RETURNS AS OF
                                            12/31 FOR CLASS A SHARES(1)

1998                                                                             4.86%
99                                                                               4.49%
2000                                                                             5.61%
01                                                                               3.38%
02                                                                               0.98%
03                                                                               0.36%

                                            The performance information shown
                                            above is based on a calendar year.


                                            Best quarter:        1.46%  12/31/00
                                            Worst quarter:       0.06%   9/30/03
                                          ---------------------



                                                 AVERAGE ANNUAL TOTAL RETURNS
                                                     (for the periods ended
                                                     December 31, 2003)(1)
                                                 ------------------------------



                                                                        1 YEAR   5 YEARS   SINCE INCEPTION
----------------------------------------------------------------------------------------------------------
 CLASS A SHARES                                                                               10/1/97
                                 -------------------------------------------------------------------------
   PRIME MONEY MARKET FUND                                              0.36%     2.94%         3.33%
----------------------------------------------------------------------------------------------------------


(1) Both charts assume reinvestment of dividends and distributions.


As of December 31, 2003, the Fund's 7-day yield for Class A Shares was 0.30%. Without fee waivers and expense reimbursements, the Fund's yield would have been 0.00% for this time period. For current yield information on the Fund, call 1-800-228-1872. The Fund's yield appears in The Wall Street Journal each Thursday.


  The chart and table on this page
  show how the Prime Money Market
  Fund has performed and how its
  performance has varied from year
  to year. The bar chart gives some
  indication of risk by showing
  changes in the Fund's yearly
  performance to demonstrate that
  the Fund's value varied at
  different times. The table below
  it shows the Fund's performance
  over time. Of course, past
  performance does not indicate how
  the Fund will perform in the
  future.

                                                                     PRIME MONEY
   RISK/RETURN SUMMARY AND FUND EXPENSES                             MARKET FUND


                                              FEES AND EXPENSES


                            SHAREHOLDER TRANSACTION
                            EXPENSES (FEES PAID BY YOU                 CLASS A
                            DIRECTLY)(1)                               SHARES
                            Maximum Sales Charge (load) on
                            Purchases                                    None
                            --------------------------------------------------
                            Maximum Deferred Sales Charge
                            (load)                                       None
                            --------------------------------------------------
                            Redemption Fee(2)                              0%



                            ANNUAL FUND OPERATING EXPENSES             CLASS A
                            (FEES PAID FROM FUND ASSETS)               SHARES
                            Management Fee(3)                           0.40%
                            --------------------------------------------------
                            Distribution and Service
                            (12b-1) Fee(3)                              0.50%
                            --------------------------------------------------
                            Other Expenses(3)                           0.29%
                            --------------------------------------------------
                            Total Fund Operating
                            Expenses(3)                                 1.19%
                            --------------------------------------------------
                              Fee Waiver or Expense
                              Reimbursement(3)                         -0.10%
                            --------------------------------------------------
                            Net Fund Operating Expenses(3)              1.09%
                            --------------------------------------------------


                              (1) Participating banks or other financial institutions may charge their customers account fees for automatic investment, exchanges and other cash management services provided in connection with investment in the Funds.

                              (2) A wire transfer fee of $7.00 may be deducted from the amount of your redemption if you request a wire transfer. This fee is currently being waived.


                              (3) The Fund's Adviser has contractually agreed to limit the management fees paid by the Fund to 0.30% for the period from February 1, 2004 through January 31, 2005. Additionally, the Fund's Distributor has voluntarily agreed to limit the distribution and service (12b-1) fees for Class A shares of the Fund to 0.25% for the same period. For the current fiscal year, total actual operating expenses are expected to be less than the amount shown above because of voluntary additional fee waivers or expense reimbursements. With these fee waivers or reimbursements, the Fund's total actual operating expenses for the Class A Shares are expected to be 0.82%. These voluntary fee waivers or expense reimbursement arrangements may be discontinued at any time.



  As an investor in the
  Prime Money Market
  Fund, you will pay
  the following fees
  and expenses when you
  buy and hold shares.
  Shareholder
  transaction fees are
  paid from your
  account. Annual Fund
  operating expenses
  are paid out of Fund
  assets, and are
  reflected in the
  share price.

                                                                     PRIME MONEY
   RISK/RETURN SUMMARY AND FUND EXPENSES                             MARKET FUND


                                                      EXPENSE EXAMPLE


                                           PRIME MONEY       1       3       5       10
                                           MARKET FUND      YEAR   YEARS   YEARS   YEARS
                                       CLASS A SHARES       $111   $368    $645    $1,434
                                       --------------------------------------------------


  Use the table at right to
  compare fees and expenses with
  those of other funds. it
  illustrates the amount of fees
  and expenses you would pay,
  assuming the following:

  - $10,000 investment

  - 5% annual return

  - redemption at the end of each
    period

  - no changes in the Fund's
    operating expenses

  Because this example is
  hypothetical and for comparison
  only, your actual costs will be
  different.

 [ICON]

     ADDITIONAL INVESTMENT STRATEGIES AND RISKS



   MONEY MARKET FUNDS
   PRIME MONEY MARKET FUND. The Fund will not make investments that will result in the concentration of its investments in the securities of issuers primarily engaged in the same industry. Government securities, municipal securities and bank instruments will not be deemed to constitute an industry. Bank instruments include bank accounts, time deposits, certificates of deposit, and banker's acceptances. As a matter of non-fundamental policy, instruments of foreign banks will not be considered bank instruments for purposes of the above-described exclusion from the above industry concentration limit.

   The Fund may invest in debt obligations of foreign corporations and banks including Eurodollar Time Deposits and Yankee Certificates of Deposit.

   The Fund may purchase securities subject to credit enhancement. Credit enhancement consists of an arrangement in which a company agrees to pay amounts due on a fixed income security if the issuer defaults. In some cases, the company providing credit enhancement makes all payments directly to the security holders and receives reimbursement from the issuer. Normally, the credit enhancer has greater financial resources and liquidity than the issuer. For this reason, the Sub-Adviser usually evaluates the credit risk of a fixed income security based solely upon its credit enhancement.

   The Fund will only purchase securities that present minimal credit risk as determined by the Adviser pursuant to guidelines approved by the Board of Trustees of BB&T Funds. Securities purchased by the Fund (or the issuers of such securities) will be Eligible Securities. Applicable Eligible Securities are:

     - Securities that have short-term debt ratings at the time of purchase (or which are guaranteed or in some cases otherwise supported by guarantees or other credit supports with such ratings) in the two highest ratings categories by at least two unaffiliated NRSROs (or one NRSRO if the security or guarantee was rated by only one NRSRO);

     - securities that are issued or guaranteed by a person with such ratings;

     - securities without such short-term ratings that have been determined to be of comparable quality by the Adviser pursuant to guidelines approved by the Board of Trustees; or

     - shares of other open-end investment companies that invest in the type of obligations in which the Fund may invest.





   INVESTMENT PRACTICES

   The Fund invests in a variety of securities and employs a number of investment techniques. Each security and technique involves certain risks. The following table describes the securities and techniques the Fund uses, as well as the main risks they pose. Fixed income securities are primarily influenced by market, credit and

   ADDITIONAL INVESTMENT STRATEGIES AND RISKS


   prepayment risks, although certain securities may be subject to additional risks. Following the table is a more complete discussion of risk. You may also consult the SAI for additional details regarding these and other permissible investments.

                        INSTRUMENT                          RISK TYPE
                        ----------                          ---------
    ASSET-BACKED SECURITIES: Securities secured by          Pre-payment
    company receivables, home equity loans, truck and       Market
    auto loans, leases, credit card receivables and         Credit
    other securities backed by other types of               Interest Rate
    receivables or other assets.                            Regulatory
                                                            Liquidity
                                                            Estimated Maturity



    BANKERS' ACCEPTANCES: Bills of exchange or time         Credit
    drafts drawn on and accepted by a commercial bank.      Liquidity
    Maturities are generally six months or less.            Market
                                                            Interest Rate



    BANK INSTRUMENTS: Unsecured interest bearing            Credit
    deposits with banks. Bank instruments include bank      Liquidity
    accounts, time deposits, certificates of deposit        Market
    and banker's acceptances. Yankee instruments are        Interest Rate
    denominated in U.S. dollars and issued by U.S.
    branches of foreign banks. Eurodollar instruments
    are denominated in U.S. dollars and issued by
    non-U.S. branches of U.S. branches of U.S. or
    foreign banks. For purposes of the Prime Money
    Market Fund's concentration limitation, bank
    instruments also include fixed income securities
    credit enhanced by a bank.



    BONDS: Interest-bearing or discounted government        Market
    or corporate securities that obligate the issuer        Credit
    to pay the bondholder a specified sum of money,         Interest Rate
    usually at specific intervals, and to repay the
    principal amount of the loan at maturity.



    CERTIFICATES OF DEPOSIT: Negotiable instruments         Market
    with a stated maturity.                                 Credit
                                                            Liquidity
                                                            Interest Rate



    COMMERCIAL PAPER: Secured and unsecured short-term      Credit
    promissory notes issued by corporations and other       Liquidity
    entities. Maturities generally vary from a few          Market
    days to nine months.                                    Interest Rate



    FOREIGN SECURITIES: Stocks issued by foreign            Market
    companies, as well as commercial paper of foreign       Political
    issuers and obligations of foreign banks, overseas      Liquidity
    branches of U.S. banks and supranational entities.      Foreign Investment

   ADDITIONAL INVESTMENT STRATEGIES AND RISKS



                        INSTRUMENT                          RISK TYPE
                        ----------                          ---------
    INVESTMENT COMPANY SECURITIES: Shares of                Market
    investment companies. Each Fund may invest up to
    5% of its total assets in the shares of any one
    registered investment company, but may not own
    more than 3% of the securities of any one
    registered investment company or invest more than
    10% of its total assets in the securities of other
    registered investment companies. These registered
    investment companies may include money market
    funds of BB&T Funds and shares of other registered
    investment companies for which the Adviser to a
    Fund or any of their affiliates serves as
    investment adviser, administrator or distributor.
    The Prime Money Market Fund may only invest in
    shares of other investment companies with similar
    objectives.

    MORTGAGE-BACKED SECURITIES: Debt obligations            Pre-payment
    secured by real estate loans and pools of loans.        Market
    These include collateralized mortgage obligations       Credit
    and real estate mortgage investment conduits.           Regulatory
                                                            Estimated Maturity

    MUNICIPAL SECURITIES: Securities issued by a state      Market
    or political subdivision to obtain funds for            Credit
    various public purposes. Municipal securities           Political
    include industrial development bonds and other          Tax
    private activity bonds, as well as general              Regulatory
    obligation bonds, revenue bonds, tax anticipation
    notes, bond anticipation notes, revenue
    anticipation notes, project notes, other
    short-term tax-exempt obligations, municipal
    leases, obligations of municipal housing
    authorities (single family revenue bonds), and
    obligations issued on behalf of Section 501(c)(3)
    organizations.

    There are two general types of Municipal Bonds:
    General-obligations bonds, which are secured by the taxing power of the issuer and revenue bonds, which take many shapes and forms but are generally backed by revenue from a specific project or tax.
    These include, but are not limited, to
    certificates of participation ("COPs"); utility and sales tax revenues; tax increment or tax allocations; housing and special tax, including assessment district and community facilities district issues which are secured by

   ADDITIONAL INVESTMENT STRATEGIES AND RISKS



                        INSTRUMENT                        RISK TYPE
                        ----------                        ---------
    specific real estate parcels; hospital revenue; and
    industrial development bonds that are secured by a
    private company.



    REPURCHASE AGREEMENTS: The purchase of a security     Market
    and the simultaneous commitment to return the         Credit
    security to the seller at an agreed upon price on
    an agreed upon date. This is treated as a loan.



    RESTRICTED SECURITIES: Securities not registered      Liquidity
    under the Securities Act of 1933, such as privately   Market
    placed commercial paper and Rule 144A securities.



    SECURITIES LENDING: The lending of up to 33 1/3% of   Market
    the Fund's total assets. In return the Fund will      Leverage
    receive cash, other securities, and/or letters of     Liquidity
    credit.                                               Credit



    SHORT-TERM OBLIGATIONS: High quality U.S. dollar-     Market
    denominated debt securities that have remaining       Credit
    maturities of one year or less. These securities
    may include U.S. government obligations, domestic
    and foreign commercial paper (including
    variable-amount master demand notes), bankers'
    acceptances, certificates of deposit and demand and
    time deposits of domestic and foreign branches of
    U.S. banks and foreign banks, and repurchase
    agreements. These investments are limited to those
    obligations which, at the time of purchase, (i)
    possess one of the two highest short-term ratings
    from at least two NRSROs (for example, commercial
    paper rated "A-1" or "A-2" by S&P and "P-1" or
    "P-2" by Moody's), or (ii) do not possess a rating
    (i.e., are unrated) but are determined by the
    Adviser or Sub-Adviser to be of comparable quality.



    STAND-BY COMMITMENTS: The Funds may acquire           Market
    "stand-by commitments" with respect to Municipal
    Securities held in its portfolio. The Fund will
    acquire stand-by commitments solely to facilitate
    portfolio liquidity.



    TIME DEPOSITS: Non-negotiable receipts issued by a    Liquidity
    bank in exchange for the deposit of funds.            Credit
                                                          Market



    U.S. GOVERNMENT AGENCY SECURITIES: Securities         Interest Rate
    issued by agencies and instrumentalities of the       Credit
    U.S. government. These include Ginnie Mae, Fannie     U.S. Gov't Agency
    Mae, and Freddie Mac.



    U.S. TREASURY OBLIGATIONS: Bills, notes, bonds,       Interest Rate
    separately traded registered interest and principal
    securities, and coupons under bank entry
    safekeeping.

   ADDITIONAL INVESTMENT STRATEGIES AND RISKS



                        INSTRUMENT                        RISK TYPE
                        ----------                        ---------
    VARIABLE AMOUNT MASTER DEMAND NOTES: Unsecured        Credit
    demand notes that permit the indebtedness to vary     Liquidity
    and provide for periodic adjustments in the           Interest Rate
    interest rate according to the terms of the
    instrument. Because master demand notes are direct
    lending arrangements between a Fund and the issuer,
    they are not normally traded. Although there is no
    secondary market in these notes, the Fund may
    demand payment of principal and accrued interest at
    specified intervals.



    VARIABLE AND FLOATING RATE INSTRUMENTS: Obligations   Credit
    with interest rates which are reset daily, weekly,    Liquidity
    quarterly or some other period and which may be       Market
    payable to the Fund on demand.



    WHEN-ISSUED SECURITIES AND FORWARD COMMITMENTS:       Market
    Purchase or contract to purchase securities at a      Leverage
    fixed price for delivery at a future date. Under      Liquidity
    normal market conditions, when-issued purchases and   Credit
    forward commitments will not exceed 25% of the
    value of a Fund's total assets.



    YANKEE BONDS AND SIMILAR DEBT OBLIGATIONS: U.S.       Market
    dollar denominated bonds issued by foreign            Credit
    corporations or governments. Sovereign bonds are      Interest Rate
    those issued by the government of a foreign
    country. Supranational bonds are those issued by
    supranational entities, such as the World Bank and
    European Investment Bank. Canadian bonds are those
    issued by Canadian provinces.



    ZERO-COUPON DEBT OBLIGATIONS: Bonds and other debt    Credit
    that pay no interest, but are issued at a discount    Market
    from their value at maturity. When held to            Interest Rate
    maturity, their entire return equals the difference
    between their issue price and their maturity value.

   ADDITIONAL INVESTMENT STRATEGIES AND RISKS


   INVESTMENT RISKS

   Below is a more complete discussion of the types of risks inherent in the securities and investment techniques listed above as well as those risks discussed in "Risk/Return Summary and Fund Expenses." Because of these risks, the value of the securities held by the Fund may fluctuate, as will the value of your investment in the Fund. Certain investments and Funds are more susceptible to these risks than others.

   CREDIT RISK. The risk that the issuer of a security, or the counterparty to a contract, will default or otherwise become unable to honor a financial obligation. Credit risk is generally higher for non-investment grade securities. The price of a security can be adversely affected prior to actual default as its credit status deteriorates and the probability of default rises.

   ESTIMATED MATURITY RISK. The risk that an underlying mortgage holder will exercise its right to pay principal on an obligation (such as mortgage-related securities) later than expected. This may happen when there is a rise in interest rates. These events may lengthen the duration (i.e. interest rate sensitivity) and potentially reduce the value of these securities.

   FOREIGN INVESTMENT RISK. The risk associated with higher transaction costs, delayed settlements, currency controls and adverse economic developments. This also includes the risk that fluctuations in the exchange rates between the U.S. dollar and foreign currencies may negatively affect an investment. Adverse changes in exchange rates may erode or reverse any gains produced by foreign currency denominated investments and may widen any losses. Exchange rate volatility also may affect the ability of an issuer to repay U.S. dollar denominated debt, thereby increasing credit risk. Foreign securities may also be affected by incomplete or inaccurate financial information on companies, social upheavals or political actions ranging from tax code changes to governmental collapse. These risks are more significant in emerging markets.

   INTEREST RATE RISK. The risk that debt prices overall will decline over short or even long periods due to rising interest rates. A rise in interest rates typically causes a fall in values, while a fall in rates typically causes a rise in values. Interest rate risk should be modest for shorter-term securities, moderate for intermediate-term securities, and high for longer-term securities. Generally, an increase in the average maturity of the Fund will make it more sensitive to interest rate risk. The market prices of securities structured as zero coupon or pay-in-kind securities are generally affected to a greater extent by interest rate changes. These securities tend to be more volatile than securities which pay interest periodically.

   ADDITIONAL INVESTMENT STRATEGIES AND RISKS


   LEVERAGE RISK. The risk associated with securities or practices that multiply small index or market movements into large changes in value. Leverage is often associated with investments in derivatives, but also may be embedded directly in the characteristics of other securities.

     HEDGED. When a derivative (a security whose value is based on another security or index) is used as a hedge against an opposite position that the Portfolio also holds, any loss generated by the derivative should be substantially offset by gains on the hedged investment, and vice versa. Hedges are sometimes subject to imperfect matching between the derivative and underlying security, and there can be no assurance that a Portfolio's hedging transactions will be effective.

     SPECULATIVE. To the extent that a derivative is not used as a hedge, the Portfolio is directly exposed to the risks of that derivative. Gains or losses from speculative positions in a derivative may be substantially greater than the derivatives original cost.

   LIQUIDITY RISK. The risk that certain securities may be difficult or impossible to sell at the time and the price that would normally prevail in the market. The seller may have to lower the price, sell other securities instead or forego an investment opportunity, any of which could have a negative effect on Portfolio management or performance. This includes the risk of missing out on an investment opportunity because the assets necessary to take advantage of it are tied up in less advantageous investments.

   MANAGEMENT RISK. The risk that a strategy used by a Fund's portfolio manager may fail to produce the intended result. This includes the risk that changes in the value of a hedging instrument will not match those of the asset being hedged. Incomplete matching can result in unanticipated risks.

   MARKET RISK. The risk that the market value of a security may move up and down, sometimes rapidly and unpredictably. These fluctuations may cause a security to be worth less than the price originally paid for it, or less than it was worth at an earlier time. Market risk may affect a single issuer, industrial sector of the economy or the market as a whole. There is also the risk that the current interest rate may not accurately reflect existing market rates. For fixed income securities, market risk is largely, but not exclusively, influenced by changes in interest rates. A rise in interest rates typically causes a fall in values, while a fall in rates typically causes a rise in values. Finally, key information about a security or market may be inaccurate or unavailable. This is particularly relevant to investments in foreign securities.

   POLITICAL RISK. The risk of losses attributable to unfavorable governmental or political actions, seizure of foreign deposits, changes in tax or trade statutes, and governmental collapse and war.

   ADDITIONAL INVESTMENT STRATEGIES AND RISKS


   PRE-PAYMENT/CALL RISK. The risk that the principal repayment of a security will occur at an unexpected time. Prepayment risk is the chance that the repayment of a mortgage will occur sooner than expected. Call risk is the possibility that, during times of declining interest rates, a bond issuer will "call" -- or repay -- higher yielding bonds before their stated maturity. Changes in pre-payment rates can result in greater price and yield volatility. Pre-payments and calls generally accelerate when interest rates decline. When mortgage and other obligations are pre-paid or called, a Fund may have to reinvest in securities with a lower yield. In this event, the Fund would experience a decline in income -- and the potential for taxable capital gains. Further, with early prepayment, a Fund may fail to recover any premium paid, resulting in an unexpected capital loss. Prepayment/call risk is generally low for securities with a short-term maturity, moderate for securities with an intermediate-term maturity, and high for securities with a long-term maturity.

   REGULATORY RISK. The risk associated with Federal and state laws which may restrict the remedies that a lender has when a borrower defaults on loans. These laws include restrictions on foreclosures, redemption rights after foreclosure, Federal and state bankruptcy and debtor relief laws, restrictions on "due on sale" clauses, and state usury laws.

   TAX RISK. The risk that the issuer of the securities will fail to comply with certain requirements of the Internal Revenue Code, which would cause adverse tax consequences.


   U.S. GOVERNMENT AGENCY SECURITIES RISK. The risk associated with securities issued by agencies of the U.S. government such as Fannie Mae, Ginnie Mae or Freddie Mac. Although U.S. government securities issued directly by the U.S. government are guaranteed by the U.S. Treasury, other U.S. government securities issued by an agency or instrumentality of the U.S. government may not be. No assurance can be given that the U.S. government would provide financial support to its agencies and instrumentalities if not required to do so by law.

 [ICON]

     FUND MANAGEMENT




   THE INVESTMENT ADVISER
   BB&T Asset Management, Inc. ("BB&T Asset Management" or the "Adviser") is the adviser for the Fund. BB&T Asset Management is a wholly-owned subsidiary of BB&T Corporation ("BB&T"). BB&T is the oldest bank in North Carolina and is the principal bank affiliate of BB&T Corporation, a financial holding company that is a North Carolina corporation, headquartered in Winston-Salem, North Carolina. As of December 31, 2003, BB&T Corporation had assets of approximately $90.5 billion. Through its subsidiaries, BB&T Corporation operates over 1,350 banking offices in Alabama, Florida, Georgia, Indiana, Kentucky, Tennessee, Maryland, North Carolina, South Carolina, Virginia, West Virginia and Washington, D.C., providing a broad range of financial services to individuals and businesses.



   In addition to general commercial, mortgage and retail banking services, BB&T also provides trust, investment, insurance and travel services. BB&T has provided investment management services through its Trust and Investment Management Division since 1912. While BB&T Asset Management has not provided investment advisory services to registered investment companies other than the BB&T Funds, it has experience in managing collective investment funds with investment portfolios and objectives comparable to those of the BB&T Funds. BB&T Asset Management employs an experienced staff of professional portfolio managers and traders who use a disciplined investment process that focuses on maximization of risk-adjusted investment returns. BB&T Asset Management and its predecessors have managed common and collective investment funds for its fiduciary accounts for more than 20 years, BB&T Asset Management currently manages assets of more than $14 billion.


   Through its portfolio management team, BB&T Asset Management makes the day-to-day investment decisions and continuously reviews, supervises and administers the Funds' investment programs.

   For these advisory services, the Fund paid as follows during its fiscal year ended:


                                                         PERCENTAGE OF AVERAGE
                                                          NET ASSETS FOR THE
                                                           FISCAL YEAR ENDED
                                                               09/30/03
                                                         ---------------------
    Prime Money Market Fund..........................            0.32%

   FUND MANAGEMENT




   THE INVESTMENT SUB-ADVISER



   Federated Investment Management Company ("Federated IMC") serves as the Sub-Adviser to the Prime Money Market Fund pursuant to a Sub-Advisory Agreement with BB&T Asset Management. Under the Sub-Advisory Agreement, Federated IMC manages the Fund, selects its investments, and places all orders for purchases and sales of the Fund's securities, subject to the general supervision of the BB&T Funds' Board of Trustees and BB&T Asset Management and in accordance with the Prime Money Market Fund's investment objective, policies and restrictions.


   Federated IMC's address is: Federated Investors Tower, 1001 Liberty Avenue, Pittsburgh, PA 15222-3779. Federated IMC and other subsidiaries of Federated Investors, Inc. advise approximately 185 mutual funds and separate accounts, which totaled approximately $198 billion in assets as of December 31, 2003. Federated was established in 1955 and is one of the largest mutual fund investment managers in the United States with approximately 1,600 employees. More than 4,000 investment professionals make Federated Funds available to their customers.






   THE DISTRIBUTOR AND ADMINISTRATOR

   BISYS Fund Services, L.P. (the "Administrator"), 3435 Stelzer Road, Columbus, Ohio 43219-3035, serves as the Fund's administrator. The administrative services of the Administrator include providing office space, equipment and clerical personnel to the Funds and supervising custodial, auditing, valuation, bookkeeping, legal and dividend disbursing services.

   BISYS Fund Services, L.P. (the "Distributor"), also serves as the distributor of the Fund's shares. The Distributor may provide financial assistance in connection with pre-approved seminars, conferences and advertising to the extent permitted by applicable state or self-regulatory agencies, such as the National Association of Securities Dealers.

   The SAI has more detailed information about the Adviser and other service providers.

 [ICON]

     SHAREHOLDER INFORMATION

   CHOOSING A SHARE CLASS
   BB&T Funds offer different classes of Fund shares, which have different expenses and other characteristics. Only one class of Funds here, Class A Shares, is offered in this prospectus. To choose the one that is best suited to your needs and goals, consider the amount of money you want to invest, how long you expect to invest it and whether you plan to make additional investments. The following are some of the main characteristics of the Class A Shares:

   CLASS A SHARES

   - No sales charges.

   - Distribution and service fees of 0.50% of average daily net assets.

   For actual past expenses of Class A Shares, see the fund information earlier in this prospectus.

   Generally, expenses applicable to the Fund are allocated to each share class of the Fund on the basis of the relative net assets of each class. Expenses applicable to a particular share class, such as distribution and service (12b-1) fees, are borne solely by that share class.

   SHAREHOLDER INFORMATION




   PRICING OF FUND SHARES
   ------------------------------
   HOW NAV IS CALCULATED



   The NAV is calculated by
   adding the total value of the
   Fund's investments and other
   assets, subtracting its
   liabilities and then dividing
   that figure by the number of
   outstanding shares of the
   Fund:

               NAV =
        Total Assets - Total
            Liabilities
   -------------------------------
          Number of Shares
             Outstanding

   NAV is calculated separately
   for each class of shares.

   ------------------------------
PRIME MONEY MARKET FUND

The per share net asset value ("NAV")
of the Prime Money Market Fund will be
determined at 12:00 p.m. Eastern Time,
3:00 p.m. Eastern Time, and at the
close of regular trading on the New
York Stock Exchange, normally at 4:00
p.m. Eastern Time, on days the
Exchange is open.

Your order for purchase, sale or
exchange of shares is priced at the
next NAV calculated after your order
is received. This is what is known as
the offering price.

The Fund uses the amortized cost
method of valuing its investments,
which does not take into account
unrealized gains or losses. For
further information regarding the
methods used in valuing the Fund's
investments, please see the SAI.

   SHAREHOLDER INFORMATION


   PURCHASING AND ADDING TO YOUR SHARES

                                                        MINIMUM INITIAL   MINIMUM
                                      ACCOUNT TYPE        INVESTMENT     SUBSEQUENT
                                  Class A
                                  -------------------------------------------------
                                  Regular                        $1,000          $0
                                  -------------------------------------------------
                                  Automatic Investment
                                  Plan                              $25         $25


                                     All purchases must be in U.S. dollars. A fee will be charged for any checks that do not clear. Third-party checks, money orders and credit card convenience checks are not accepted.




                                     The Fund may waive its minimum purchase
                                     requirement. The Distributor may reject a purchase order if it considers it in the best interest of the Fund and its shareholders.

  You may purchase Shares
  of the Fund through the
  Distributor or through
  banks, brokers and other
  investment
  representatives or
  institutions, which may
  charge additional fees
  and may require higher
  minimum investments or
  impose other limitations
  on buying and selling
  shares. If you purchase
  shares through an
  investment representative
  or institution, that
  party is responsible for
  transmitting orders by
  close of business and may
  have an earlier cut-off
  time for purchase and
  sale requests.

   -----------------------------------------------------------------------------

   AVOID TAX WITHHOLDING

   The Fund is required to withhold a percentage of taxable dividends, capital gains distributions and redemptions paid to shareholders who have not provided the Fund with their certified taxpayer identification number in compliance with IRS rules. To avoid this, make sure you provide your correct Tax Identification Number (Social Security Number for most investors) on your account application.
   -----------------------------------------------------------------------------

   SHAREHOLDER INFORMATION


   PURCHASING AND ADDING TO YOUR SHARES
   CONTINUED



   INSTRUCTIONS FOR OPENING OR ADDING TO AN ACCOUNT

   BY REGULAR MAIL

   If purchasing through your financial adviser or brokerage account, simply tell your adviser or broker that you wish to purchase shares of the Funds and he or she will take care of the necessary documentation. For all other purchases, follow the instructions below.




   Initial Investment:




   1. Carefully read and complete the application. Establishing your account privileges now saves you the inconvenience of having to add them later.




   2. Make check, bank draft or money order payable to "BB&T Funds."




   3. Mail to: BB&T Funds
      P.O. Box 182533
      Columbus, OH 43218-2533




   Subsequent:




   1. Use the investment slip attached to
      your account statement. Or, if
      unavailable,




   2. Include the following information on a piece of paper:

      - BB&T Funds/Fund name

      - Class A Shares
      - Amount invested

      - Account name

      - Account number

      Include your account number on your
      check.




   3. Mail to: BB&T Funds
      P.O. Box 182533
      Columbus, OH 43218-2533


   BY OVERNIGHT SERVICE




   See instructions 1-2 above for subsequent investments.




   4. Send to: BB&T Funds
      c/o BISYS Fund Services
      Attn: T.A. Operations
      3435 Stelzer Road
      Columbus, OH 43219.

ELECTRONIC VS. WIRE TRANSFER

Wire transfers allow
financial institutions to
send funds to each other,
almost instantaneously.
With an electronic
purchase or sale, the
transaction is made
through the Automated
Clearing House (ACH) and
may take up to eight days
to clear. There is
generally no fee for ACH
transactions.

        QUESTIONS?

Call 800-451-8382 or your
investment representative.

   SHAREHOLDER INFORMATION


   PURCHASING AND ADDING TO YOUR SHARES
   CONTINUED



   ELECTRONIC PURCHASES




   Your bank must participate in the Automated Clearing House (ACH) and must be a U. S. Bank. Your bank or broker may charge for this service.

   Establish electronic purchase option on your account application or call 1-800-228-1872. Your account can generally be set up for electronic purchases within 15 days.

   Call 1-800-228-1872 to arrange a transfer from your bank account.

   BY WIRE TRANSFER

   Note: Your bank may charge a wire transfer fee.

   For initial investment:

   Fax the completed application, along with a request for a confirmation number to 1-800-228-1872. Follow the instructions below after receiving your confirmation number.

   For initial and subsequent investments:

   Instruct your bank to wire transfer your investment to:

     Huntington National Bank
     Routing Number: ABA #044 000 024
     A/C 01899607383
     BB&T Funds

   Include:

     Your name
     Your confirmation number

     AFTER INSTRUCTING YOUR BANK TO WIRE THE FUNDS, CALL 1-800-228-1872 TO ADVISE US OF THE AMOUNT BEING TRANSFERRED AND THE NAME OF YOUR BANK
     ---------------------------------------------------------------------------

     YOU CAN ADD TO YOUR ACCOUNT BY USING THE CONVENIENT OPTIONS DESCRIBED BELOW. THE FUND RESERVES THE RIGHT TO CHANGE OR ELIMINATE THESE PRIVILEGES AT ANY TIME WITH 60 DAYS NOTICE.
     ---------------------------------------------------------------------------

   SHAREHOLDER INFORMATION


   PURCHASING AND ADDING TO YOUR SHARES
   CONTINUED



   AUTOMATIC INVESTMENT PLAN
   You can make automatic investments in
   the Fund from your bank account,
   through payroll deduction or from your
   federal employment, Social Security or
   other regular government checks.
   Automatic investments can be as little
   as $25, once you've invested the $25
   minimum required to open the account.

   To invest regularly from your bank
   account:

     - Complete the Automatic Investment
       Plan portion on your Account
       Application or the supplemental
       sign-up form

     - Make sure you note:

       - Your bank name, address and
         account number

       - The amount you wish to invest
         automatically (minimum $25)

       - How often you want to invest
         (every month, 4 times a year,
         twice a year or once a year)

     - Attach a voided personal check.

   Call 1-800-228-1872 for an enrollment form or consult the SAI for additional information.


   The Funds' transfer agent is required by law to obtain certain personal information from you (or a person acting on your behalf) in order to verify your (or such person's) identity. If this information is not provided, the transfer agent may not be able to open your account. If the transfer agent is unable to verify your identity (or that of another person authorized to act on your behalf), or believes it has identified potentially criminal activity, the Funds, the Distributor and the transfer agent each reserve the right to close your account or to take such other action as they deem reasonable or required by law.

   -----------------------------------------------------------------------------

   DIVIDENDS AND DISTRIBUTIONS

   All dividends and distributions will be automatically reinvested unless you request otherwise. There are no sales charges for reinvested distributions. Income dividends for the Prime Money Market Fund is declared daily and paid monthly. Capital gains, if any, are distributed at least annually.

   Distributions are made on a per share basis regardless of how long you've owned your shares. Therefore, if you invest shortly before the distribution date, some of your investment will be returned to you in the form of a distribution.
   -----------------------------------------------------------------------------

DIRECTED DIVIDEND OPTION

By selecting the appropriate box in the Account Application, you can elect to receive your distributions in cash (check) or have distributions (capital gains and dividends) reinvested in another BB&T Fund without a sales charge. You must maintain the minimum balance in each Fund into which you plan to reinvest dividends or the reinvestment will be suspended and your dividends paid to you. The Fund may modify or terminate this reinvestment option without notice. You can change or terminate your participation in the reinvestment option at any time.

   SHAREHOLDER INFORMATION




   SELLING YOUR SHARES
   You may sell your shares at
   any time. Your sales price
   will be the next NAV after
   your sell order is received
   by the Fund, its transfer
   agent, or your investment
   representative. Normally
   you will receive your
   proceeds within a week
   after your request is
   received. See section on
   "General Policies on
   Selling Shares" below.

                                        ----------------------------------------

                                          WITHDRAWING MONEY FROM YOUR FUND
                                          INVESTMENT

                                         As a mutual fund shareholder, you are
                                         technically selling shares when you
                                         request a withdrawal in cash. This is
                                         also known as redeeming shares or a
                                         redemption of shares.
                                        ----------------------------------------

   INSTRUCTIONS FOR SELLING SHARES

   If selling your shares through your financial adviser or broker, ask him or her for redemption procedures. Your adviser and/or broker may have transaction minimums and/or transaction times which will affect your redemption. For all other sales transactions, follow the instructions below.

   BY TELEPHONE (UNLESS YOU HAVE DECLINED TELEPHONE SALES PRIVILEGES)

     1. Call 1-800-228-1872 with instructions as to how you wish to receive your funds (mail, wire, electronic transfer). (See "General Policies on Selling Shares -- Verifying Telephone Redemptions" below)

   BY MAIL

     1. Call 1-800-228-1872 to request redemption forms or write a letter of instruction indicating:
        - your Fund and account number
        - amount you wish to redeem
        - address where your check should be sent
        - account owner signature

     2. Mail to: BB&T Funds, P.O. Box 182533, Columbus, OH 43218-2533.

   BY OVERNIGHT SERVICE (SEE "GENERAL POLICIES ON SELLING SHARES - REDEMPTIONS IN WRITING REQUIRED" BELOW)

     1. See instruction 1 above.
     2. Send to: BB&T Funds, c/o BISYS Fund Services, Attn: T.A. Operations, 3435 Stelzer Road, Columbus, OH 43219.

   SHAREHOLDER INFORMATION


   SELLING YOUR SHARES
   CONTINUED

   WIRE TRANSFER

   You must indicate this option on your application.

   The Fund will charge a $7 wire transfer fee for each wire transfer request. As of the date of this prospectus, BB&T Funds has waived the $7 wire transfer fee. This waiver is voluntary and may be discontinued at any time. Note: Your financial institution may also charge a separate fee.

   Call 1-800-228-1872 to request a wire transfer.

   If you call by 4 p.m. Eastern time, your payment will normally be wired to your bank on the next business day.

   ELECTRONIC REDEMPTIONS

   Your bank must participate in the Automated Clearing House (ACH) and must be a U.S. bank

   Your bank may charge for this service

   Call 1-800-228-1872 to request an electronic redemption.

   If you call by 4 p.m. Eastern time, the NAV of your shares will normally be determined on the same day and the proceeds credited within 7 days.

   AUTO REDEMPTION PLAN

   You can receive automatic payments from your account on a monthly, quarterly, semi-annual or annual basis. The minimum withdrawal is $25. To activate this feature:

     - Complete the supplemental sign-up form which you may obtain by calling 1-800-228-1872.

     - Include a voided personal check.

     - Your account must have a value of $5,000 or more to start withdrawals.

     - If the value of your account falls below $1,000, you may be asked to add sufficient funds to bring the account back to $1,000, or the Fund may close your account and mail the proceeds to you.

   REDEMPTION BY CHECK WRITING

   You may write checks in amounts of $100 or more on your account in the Prime Money Market Fund. To obtain checks, complete the signature card section of the account application or contact the Fund to obtain a signature card. Dividends and distributions will continue to be paid up to the day the check is presented for payment. The check writing feature may be modified or terminated upon 30-days' written notice. You must maintain the minimum required account balance in the Fund of $1,000 and you may not close your Fund account by writing a check.

   SHAREHOLDER INFORMATION




   GENERAL POLICIES ON SELLING SHARES



   REDEMPTIONS IN WRITING REQUIRED

   You must request a redemption in writing if:

     - Redemption from an Individual Retirement Account ("IRA").

   You must request redemption in writing and obtain a signature guarantee if:

     - The check is not being mailed to the address on your account; or

     - The check is not being made payable to the owner(s) of the account; or

     - Your account address has changed within the last ten business days; or

     - The redemption proceeds are being transferred to another fund account with different registration; or

     - The redemption proceeds are being wired to bank instructions currently not on your account.

   A signature guarantee can be obtained from a financial institution, such as a bank, broker-dealer, or credit union, or from members of the STAMP (Securities Transfer Agents Medallion Program), MSP (New York Stock Exchange Medallion Signature Program) or SEMP (Stock Exchanges Medallion Program). Members are subject to dollar limitations which must be considered when requesting their guarantee. The Transfer Agent may reject any signature guarantee if it believes the transaction would otherwise be improper.

   VERIFYING TELEPHONE REDEMPTIONS

   The Fund makes every effort to insure that telephone redemptions are only made by authorized shareholders. All telephone calls are recorded for your protection and you will be asked for information to verify your identity. Given these precautions, unless you have specifically indicated on your application that you do not want the telephone redemption feature, you may be responsible for any fraudulent telephone orders. If appropriate precautions have not been taken, the Transfer Agent may be liable for losses due to unauthorized transactions.

   REDEMPTIONS WITHIN 15 DAYS OF INITIAL INVESTMENT

   When you have made your initial investment by check, the proceeds of your redemption may be held up to 15 business days until the Transfer Agent is satisfied that the check has cleared. You can avoid this delay by purchasing shares with a certified check.

   REFUSAL OF REDEMPTION REQUEST

   Payment for shares may be delayed under extraordinary circumstances or as permitted by the Securities and Exchange Commission in order to protect remaining shareholders.

   SHAREHOLDER INFORMATION


   GENERAL POLICIES ON SELLING SHARES
   CONTINUED


   REDEMPTION IN KIND


   The Fund reserves the right to make payment in securities rather than cash, known as "redemption in kind." This could occur under extraordinary circumstances, such as a very large redemption that could affect Fund operations (for example, more than 1% of the Fund's net assets). If the Fund deems it advisable for the benefit of all shareholders, redemption in kind will consist of securities equal in market value to your shares. When you convert these securities to cash, you will pay brokerage charges.

   CLOSING OF SMALL ACCOUNTS

   If your account falls below $1,000, the Fund may ask you to increase your balance. If it is still below $1,000 after 60 days, the Fund may close your account and send you the proceeds at the current NAV.

   UNDELIVERABLE REDEMPTION CHECKS

   For any shareholder who chooses to receive distributions in cash:

   If distribution checks (1) are returned and marked as "undeliverable" or (2) remain uncashed for six months, your account will be changed automatically so that all future distributions are reinvested in your account. Checks that remain uncashed for six months will be canceled and the money reinvested in the appropriate Fund at the current NAV.

   SHAREHOLDER INFORMATION




   DISTRIBUTION ARRANGEMENTS/SALES CHARGES
   CALCULATION OF SALES CHARGES

   CLASS A SHARES

   Class A Shares are sold at their public offering price. This price equals NAV. There is no sales charge on Class A Shares of the Prime Money Market Fund.

   DISTRIBUTION AND SERVICE (12b-1) FEES

   12b-1 fees compensate the Distributor and other dealers and investment representatives for services and expenses relating to the sale and distribution of the Fund's shares and/or for providing shareholder services. 12b-1 fees are paid from Fund assets on an ongoing basis, and will increase the cost of your investment.

     - Class A Shares pay a 12b-1 fee of up to 0.50% of the average daily net assets of a Fund.

     - The Distributor may use up to 0.25% of the 12b-1 fee for shareholder servicing and up to 0.75% for distribution.

   Over time shareholders will pay more than the equivalent of the maximum permitted front-end sales charge because 12b-1 distribution and service fees are paid out of the Fund's assets on an on-going basis.


   DISTRIBUTION AND SHAREHOLDER SERVICING ARRANGEMENTS -- REVENUE SHARING



   The Administrator and/or its affiliates may pay out of their own assets compensation to broker-dealers and other persons for the sale and distribution of the Shares and/or for the servicing of the Shares. These additional cash incentives, sometimes referred to as "revenue sharing arrangements" are payments over and above the sales charges (including Rule 12b-1 fees) and service fees paid by the Funds, which are disclosed elsewhere in this prospectus. These additional cash payments made by the Administrator may be made to supplement commissions reallowed to dealers, and may take the form of (1) due diligence payments for a broker-dealer's examination of the Funds and payments for employee training and education relating to the Funds;
   (2) listing fees for the placement of the Funds on a broker-dealer's list of mutual funds available for purchase by its clients; (3) marketing support fees for providing assistance in promoting the sale of Shares; (4) payments in connection with attendance at sales meetings for the promotion of the sale of Shares; and (5) payments for the sale of shares and/or the maintenance of share balances. These payments, which may be different for different financial institutions, will not change the price an investor will pay for Shares or the amount that a Fund will receive for the sale of Shares.

   SHAREHOLDER INFORMATION


   EXCHANGING YOUR SHARES

   You can exchange your shares in one Fund for shares of the same class of another BB&T Fund, usually without paying additional sales charges (see "Notes" below). You must meet the minimum investment requirements for the Fund into which you are exchanging. Exchanges from one Fund to another are taxable. Class A Shares may be exchanged for Trust Shares of the same Fund if you become eligible to purchase Trust Shares. Additionally, Trust Shares may also be exchanged for Class A Shares of the same Fund if you cease to be eligible to purchase Trust Shares. Class A Shares may not be exchanged for Class B Shares. No transaction fees are currently charged for exchanges. However, the exchanges of Trust Shares for Class A Shares will require payment of the sales charges unless the sales charge is waived.

   INSTRUCTIONS FOR EXCHANGING SHARES

   Exchanges may be made be sending a written request to BB&T Funds, P.O. Box 182533, Columbus OH 43218-2533, or by calling 1-800-228-1872. Please provide the following information:

    - Your name and telephone number

    - The exact name on your account and account number

    - Taxpayer identification number (usually your Social Security number)

    - Dollar value or number of shares to be exchanged

    - The name of the Fund from which the exchange is to be made

    - The name of the Fund to which the exchange is being made

   See "Selling Your Shares" for important information about telephone transactions.


   To prevent disruption in the management of the Funds, due to market timing strategies, the Trust reserves the right to reject any exchange it believes will increase transaction costs, or otherwise affect other shareholders. However, there is no assurance that the Funds will be able to identify and eliminate all market timers. For example, certain accounts include multiple investors and such accounts typically provide the Fund with a net purchase or redemption request on any given day where purchasers of Fund shares and redeemers of Fund shares are netted against one another and the identity of individual purchasers and redeemers whose orders are aggregated are not known by the Funds. The netting effect often makes it more difficult to apply redemption fees and to identify market timing activity.


   NOTES ON EXCHANGES

   When exchanging from a Fund that has no sales charge or a lower sales charge to a Fund with a higher sales charge, you will pay the difference.

   The registration and tax identification numbers of the two accounts must be identical.

   The Exchange Privilege (including automatic exchanges) may be changed or eliminated at any time upon a 60-day notice to shareholders.

   Be sure to read carefully the Prospectus of any Fund into which you wish to exchange shares.

   SHAREHOLDER INFORMATION




   DIVIDENDS, DISTRIBUTIONS AND TAXES



   Please consult your tax adviser regarding your specific questions about federal, state and local income taxes. Below we have summarized some important tax issues that affect the Fund and its shareholders. This summary is based on current tax laws, which may change.


   Generally, for federal income tax purposes, Fund distributions are taxable as ordinary income, except that distributions of long-term capital gains will be taxed as such regardless of how long you have held your shares. Additionally, distributions of investment income designated by the Fund as derived from "qualified investment income" will be taxed at the rate applicable long-term capital gains, provided holding period and other requirements are met at both the Shareholder and Fund level. Long-term capital gains rates applicable to individuals have been reduced to 15%, with lower rates applicable to taxpayers in the 10% and 15% rates, through December 31, 2008. Distributions are taxable whether you received them in cash or in additional shares. Distributions are also taxable to you even if they are paid from income or gains earned by the Fund before your investment (and thus were included in the price you paid).


   BB&T Funds will send you a statement each year showing the tax status of all your distributions.

   - The dividends that you receive are considered ordinary income for tax purposes.

   - Generally, the Fund's adviser does not consider taxes when deciding to buy or sell securities.

   - Distributions of dividends (or capital gains, if any) may be subject to state and local income taxes as well.

   - Foreign governments may withhold taxes on dividends and interest paid, while imposing taxes on other payments or gains, with respect to foreign securities.

   The tax information in this prospectus is provided as general information and will not apply to you if you are investing through a tax-deferred account such as an IRA or a qualified employee benefit plan. (Non-U.S. investors may be subject to U.S. withholding and estate tax.)

   MORE INFORMATION ABOUT TAXES IS IN OUR SAI.

 [ICON]

     OTHER INFORMATION ABOUT THE FUND



   FINANCIAL HIGHLIGHTS



   The financial highlights table is intended to help you understand the Fund's financial performance for the past 5 years or, if shorter, the period of the Fund's operations. Certain information reflects financial results for a single fund share. The total returns in the table represent the rate that an investor would have earned [or lost] on an investment in the Fund (assuming reinvestment of all dividends and distributions). This information has been audited by KPMG LLP, whose report, along with the Fund's financial statements, are included in the SAI, which is available upon request.


                                                                        INVESTMENT ACTIVITIES
                                                              ------------------------------------------
                                                  NET ASSET      NET        NET REALIZED/
                                                   VALUE,     INVESTMENT   UNREALIZED GAINS   TOTAL FROM
                                                  BEGINNING     INCOME       (LOSSES) ON      INVESTMENT
                                                  OF PERIOD     (LOSS)       INVESTMENTS      ACTIVITIES
                                                  ---------   ----------   ----------------   ----------
CLASS A SHARES

PRIME MONEY MARKET FUND
 Year Ended September 30, 2003..................   $ 1.00           --(a)           --              --(a)
 Year Ended September 30, 2002..................   $ 1.00         0.01              --(a)         0.01
 Year Ended September 30, 2001..................   $ 1.00         0.04              --            0.04
 Year Ended September 30, 2000..................   $ 1.00         0.05              --            0.05
 Year Ended September 30, 1999..................   $ 1.00         0.04              --            0.04


------------

 * During the period certain fees were voluntarily reduced. If such voluntary reductions had not occurred, the ratios would have been as indicated.

 ** Portfolio Turnover is calculated on the basis of the Fund as a whole without distinguishing between classes of shares issued.


(a) Amount is less than $0.005.

                                                                   U.S. TREASURY
                                                               MONEY MARKET FUND

FINANCIAL HIGHLIGHTS
CONTINUED


                DIVIDENDS                                                         RATIOS/SUPPLEMENTARY DATA
    ---------------------------------                              -------------------------------------------------------
                                                                                               RATIO OF NET
                                        NET ASSET   TOTAL RETURN   NET ASSETS,    RATIO OF      INVESTMENT      RATIO OF
       NET         NET                   VALUE,      (EXCLUDES       END OF      EXPENSES TO   INCOME (LOSS)   EXPENSES TO
    INVESTMENT   REALIZED     TOTAL      END OF        SALES         PERIOD      AVERAGE NET    TO AVERAGE     AVERAGE NET
      INCOME      GAINS     DIVIDENDS    PERIOD       CHARGE)         (000)        ASSETS       NET ASSETS       ASSETS*
    ----------   --------   ---------   ---------   ------------   -----------   -----------   -------------   -----------
         --(a)     --            --(a)    1.00          0.48%        459,375        0.98%          0.47%          1.19%
      (0.01)       --         (0.01)      1.00          1.21%        416,782        1.05%          1.20%          1.23%
      (0.04)       --         (0.04)      1.00          4.42%        396,119        1.01%          4.22%          1.24%
      (0.05)       --         (0.05)      1.00          5.35%        277,219        1.00%          5.68%          1.25%
      (0.04)       --         (0.04)      1.00          4.42%          5,395        0.80%          4.34%          1.39%

                      (This page intentionally left blank)

                      (This page intentionally left blank)

For more information about the Fund, the following documents are available free upon request:

ANNUAL/SEMI-ANNUAL REPORTS (REPORTS):

The Fund's annual and semi-annual reports to shareholders contain additional information on the Fund's investments. In the annual report, you will find a discussion of the market conditions and investment strategies that significantly affected the Fund's performance during its last fiscal year.

STATEMENT OF ADDITIONAL INFORMATION (SAI):

The SAI provides more detailed information about the Fund, including its operations and investment policies. It is incorporated by reference and is legally considered a part of this prospectus.

--------------------------------------------------------------------------------

   You can get free copies of Reports and the SAI, prospectuses of other members of the BB&T Funds Family, or request other information and discuss your questions about the Fund by contacting a broker or bank that sells the Fund. Or contact the Fund at:

                                   BB&T Funds
                               3435 Stelzer Road
                              Columbus, OHIO 43219
                           Telephone: 1-800-228-1872
                       Internet: http://www.bbtfunds.com
--------------------------------------------------------------------------------

You can review the Fund's reports and SAIs at the Public Reference Room of the Securities and Exchange Commission. You can get text-only copies:

   - For a fee, by writing the Public Reference Section of the Commission, Washington, D.C. 20549-6009 or calling 1-800-SEC-0330.

   - Free from the Commission's Website at http://www.sec.gov.

Investment Company Act file no. 811-6719.


PRMMBLK 02/04